JPMorgan Global Bond Opportunities Fund
Schedule of Portfolio Investments as of November 30, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 62.5%
Australia — 0.5%
Glencore Funding LLC
5.40%, 5/8/2028 (a)	4,660	4,748
6.38%, 10/6/2030 (a)	410	437
2.85%, 4/27/2031 (a)	7,500	6,610
5.63%, 4/4/2034 (a)	4,771	4,897
Westpac Banking Corp. (USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (b) (c)	900	887
		17,579
Austria — 0.1%
ams-OSRAM AG 12.25%, 3/30/2029 (a)	475	472
Benteler International AG
9.38%, 5/15/2028 (a)	EUR576	640
9.38%, 5/15/2028 (d)	EUR2,160	2,398
		3,510
Belgium — 0.5%
Azelis Finance NV 5.75%, 3/15/2028 (d)	EUR2,390	2,605
KBC Group NV
(EURIBOR ICE Swap Rate 5 Year + 4.93%), 8.00%, 9/5/2028 (b) (c) (d) (e) (f)	EUR7,200	8,273
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (c)	1,340	1,373
Ontex Group NV 3.50%, 7/15/2026 (d)	EUR1,733	1,814
Telenet Finance Luxembourg Notes SARL 3.50%, 3/1/2028 (d)	EUR2,000	2,098
		16,163
Brazil — 0.6%
Braskem Netherlands Finance BV 7.25%, 2/13/2033 (d)	3,100	2,992
Guara Norte SARL 5.20%, 6/15/2034 (a)	3,565	3,340
Klabin Austria GmbH 7.00%, 4/3/2049 (d)	2,991	3,123
MV24 Capital BV 6.75%, 6/1/2034 (a)	2,539	2,445
Suzano Austria GmbH
3.75%, 1/15/2031	806	724
7.00%, 3/16/2047 (d)	1,660	1,776
Vale Overseas Ltd.
6.13%, 6/12/2033	819	845
6.40%, 6/28/2054	5,017	5,070
		20,315
Canada — 0.8%
1011778 BC ULC
3.88%, 1/15/2028 (a)	1,840	1,751
4.00%, 10/15/2030 (a)	975	886
Baytex Energy Corp.
8.50%, 4/30/2030 (a)	795	824
7.38%, 3/15/2032 (a)	965	962
Bombardier, Inc. 7.00%, 6/1/2032 (a)	359	366
Canadian Pacific Railway Co. 3.50%, 5/1/2050	1,250	940
Emera US Finance LP 2.64%, 6/15/2031	6,984	6,014
Emera, Inc. Series 16-A, (3-MONTH SOFR + 5.44%), 6.75%, 6/15/2076 (c)	1,903	1,922

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Canada — continued
Enbridge, Inc.
Series NC5, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.25%, 1/15/2084 (c)	9,388	9,932
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (c)	1,077	1,199
Garda World Security Corp.
8.25%, 8/1/2032 (a)	770	785
8.38%, 11/15/2032 (a)	318	326
NOVA Chemicals Corp.
5.00%, 5/1/2025 (a)	570	568
5.25%, 6/1/2027 (a)	1,073	1,054
Precision Drilling Corp.
7.13%, 1/15/2026 (a)	422	422
6.88%, 1/15/2029 (a)	25	25
Ritchie Bros Holdings, Inc. 7.75%, 3/15/2031 (a)	500	529
Transcanada Trust Series 16-A, (3-MONTH SOFR + 4.64%), 5.88%, 8/15/2076 (c)	988	982
Wrangler Holdco Corp. 6.63%, 4/1/2032 (a)	275	283
		29,770
Chile — 0.1%
Alfa Desarrollo SpA 4.55%, 9/27/2051 (a)	4,483	3,409
China — 0.1%
Country Garden Holdings Co. Ltd. 3.13%, 10/22/2025 (d) (g)	6,408	593
Huarong Finance 2017 Co. Ltd. 4.25%, 11/7/2027 (d)	3,620	3,466
		4,059
Colombia — 0.1%
AL Candelaria -spain- SA
7.50%, 12/15/2028 (d)	920	906
5.75%, 6/15/2033 (a)	1,869	1,523
		2,429
Denmark — 0.4%
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.62%, 9/11/2026 (a) (c)	719	700
(EURIBOR ICE Swap Rate 1 Year + 1.70%), 4.75%, 6/21/2030 (c) (d)	EUR12,600	14,312
		15,012
Finland — 0.0% ^
Amer Sports Co. 6.75%, 2/16/2031 (a)	915	931
France — 4.4%
Alstom SA (EURIBOR ICE Swap Rate 5 Year + 2.93%), 5.87%, 5/29/2029 (c) (d) (e) (f)	EUR2,300	2,543
Altice France SA
5.88%, 2/1/2027 (d)	EUR2,000	1,709
8.13%, 2/1/2027 (a)	1,060	891
3.38%, 1/15/2028 (d)	EUR3,519	2,853
4.13%, 1/15/2029 (d)	EUR2,105	1,699
5.50%, 10/15/2029 (a)	1,745	1,342
Banijay Entertainment SAS
7.00%, 5/1/2029 (d)	EUR1,000	1,109

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
France — continued
7.00%, 5/1/2029 (a)	EUR791	878
Banijay SAS 6.50%, 3/1/2026 (d)	EUR1,510	1,598
Banque Federative du Credit Mutuel SA 4.75%, 7/13/2027 (a)	4,415	4,412
Bertrand Franchise Finance SAS
6.50%, 7/18/2030 (a)	EUR583	649
6.50%, 7/18/2030 (d)	EUR720	801
BNP Paribas SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.35%), 8.50%, 8/14/2028 (a) (b) (c) (e) (f)	8,200	8,547
(EURIBOR ICE Swap Rate 5 Year + 4.63%), 7.38%, 6/11/2030 (b) (c) (d) (e) (f)	EUR3,000	3,415
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.54%), 7.38%, 9/10/2034 (a) (b) (c) (e) (f)	1,300	1,303
(SOFR + 1.92%), 5.91%, 11/19/2035 (a) (c)	6,035	6,023
BPCE SA
(SOFR + 2.10%), 5.98%, 1/18/2027 (a) (c)	10,985	11,076
4.38%, 7/13/2028 (d)	EUR3,000	3,310
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (c)	3,640	3,032
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (c)	1,765	1,490
(SOFR + 2.59%), 7.00%, 10/19/2034 (a) (c)	4,435	4,835
Cerba Healthcare SACA 3.50%, 5/31/2028 (d)	EUR2,105	1,849
Chrome Holdco SAS 5.00%, 5/31/2029 (d)	EUR1,202	735
Credit Agricole SA
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (c)	827	791
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (c)	2,275	2,380
(USD SOFR ICE Swap Rate 5 Year + 3.60%), 6.70%, 9/23/2034 (a) (b) (c) (e) (f)	3,470	3,343
Electricite de France SA
(EUR Swap Annual 12 Year + 3.04%), 5.00%, 1/22/2026 (c) (d) (e) (f)	EUR200	213
(EURIBOR ICE Swap Rate 5 Year + 3.37%), 2.88%, 12/15/2026 (c) (d) (e) (f)	EUR2,200	2,259
(EUR Swap Annual 5 Year + 3.20%), 3.00%, 9/3/2027 (c) (d) (e) (f)	EUR2,200	2,232
(EUR Swap Annual 5 Year + 2.86%), 2.63%, 12/1/2027 (c) (d) (e) (f)	EUR2,800	2,794
5.70%, 5/23/2028 (a)	670	687
(EUR Swap Annual 5 Year + 4.86%), 7.50%, 9/6/2028 (c) (d) (e) (f)	EUR1,600	1,858
(EUR Swap Annual 5 Year + 3.97%), 3.38%, 6/15/2030 (c) (d) (e) (f)	EUR2,200	2,143
Elis SA
2.88%, 2/15/2026 (d)	EUR2,900	3,056
1.63%, 4/3/2028 (d)	EUR1,000	1,006
ELO SACA
3.25%, 7/23/2027 (d)	EUR300	279
6.00%, 3/22/2029 (d)	EUR800	711
Forvia SE
3.13%, 6/15/2026 (d)	EUR2,320	2,417
2.75%, 2/15/2027 (d)	EUR700	712
2.38%, 6/15/2027 (d)	EUR5,100	5,109
3.75%, 6/15/2028 (d)	EUR1,370	1,405
Iliad Holding SASU
5.13%, 10/15/2026 (d)	EUR115	123
5.63%, 10/15/2028 (d)	EUR2,000	2,160
6.88%, 4/15/2031 (a)	EUR1,116	1,256
6.88%, 4/15/2031 (d)	EUR500	563

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
France — continued
iliad SA
5.38%, 6/14/2027 (d)	EUR2,000	2,205
1.88%, 2/11/2028 (d)	EUR6,400	6,415
Loxam SAS 4.50%, 2/15/2027 (a)	EUR1,136	1,211
Orange SA (EUR Swap Annual 5 Year + 1.49%), 1.38%, 2/11/2029 (c) (d) (e) (f)	EUR2,300	2,179
Paprec Holding SA
3.50%, 7/1/2028 (d)	EUR1,713	1,785
7.25%, 11/17/2029 (a)	EUR651	729
7.25%, 11/17/2029 (d)	EUR180	202
RCI Banque SA (EURIBOR ICE Swap Rate 5 Year + 2.75%), 5.50%, 10/9/2034 (c) (d)	EUR400	434
Renault SA
1.25%, 6/24/2025 (d)	EUR1,900	1,982
2.00%, 9/28/2026 (d)	EUR2,100	2,176
2.50%, 6/2/2027 (d)	EUR3,000	3,109
1.13%, 10/4/2027 (d)	EUR2,000	1,988
2.50%, 4/1/2028 (d)	EUR200	205
Rexel SA 2.13%, 12/15/2028 (d)	EUR2,000	1,992
Societe Generale SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.93%), 4.75%, 5/26/2026 (a) (b) (c) (e) (f)	4,000	3,771
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.45%), 10.00%, 11/14/2028 (a) (b) (c) (e) (f)	1,580	1,694
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.79%), 8.13%, 11/21/2029 (a) (b) (c) (e) (f)	7,250	7,164
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (a) (b) (c) (e) (f)	2,927	2,498
TotalEnergies Capital International SA
2.83%, 1/10/2030	4,885	4,493
3.13%, 5/29/2050	800	558
TotalEnergies Capital SA 5.28%, 9/10/2054	870	850
Veolia Environnement SA (EURIBOR ICE Swap Rate 5 Year + 2.15%), 1.63%, 6/1/2026 (c) (d) (e) (f)	EUR2,500	2,552
Viridien 7.75%, 4/1/2027 (d)	EUR1,176	1,231
		155,019
Germany — 2.3%
Adler Pelzer Holding GmbH
9.50%, 4/1/2027 (d)	EUR360	360
9.50%, 4/1/2027 (a)	EUR1,368	1,370
Allianz SE (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (a) (c)	2,000	1,981
ASK Chemicals Deutschland Holding GmbH 10.00%, 11/15/2029 (a)	EUR1,080	1,150
Bayer AG (EUR Swap Annual 5 Year + 3.90%), 7.00%, 9/25/2083 (c) (d)	EUR4,400	4,936
Birkenstock Financing SARL 5.25%, 4/30/2029 (d)	EUR4,379	4,702
Cheplapharm Arzneimittel GmbH 3.50%, 2/11/2027 (d)	EUR4,830	4,964
Commerzbank AG (EURIBOR ICE Swap Rate 5 Year + 5.13%), 7.88%, 10/9/2031 (b) (c) (d) (e) (f)	EUR600	684
CT Investment GmbH 6.38%, 4/15/2030 (a)	EUR905	991
Deutsche Bank AG
(SOFR + 2.26%), 3.74%, 1/7/2033 (c)	4,391	3,786
(SOFR + 2.05%), 5.40%, 9/11/2035 (c)	7,150	6,970
Deutsche Lufthansa AG
2.88%, 2/11/2025 (d)	EUR600	633
3.00%, 5/29/2026 (d)	EUR1,000	1,055
Evonik Industries AG (EUR Swap Annual 5 Year + 1.84%), 1.38%, 9/2/2081 (c) (d)	EUR1,000	1,011

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Germany — continued
IHO Verwaltungs GmbH
8.75% (Cash), 5/15/2028 (a) (h)	EUR1,215	1,361
8.75% (Cash), 5/15/2028 (d) (h) (i)	EUR1,410	1,579
7.75% (Cash), 11/15/2030 (a) (h)	404	404
7.00% (Cash), 11/15/2031 (a) (h)	EUR1,669	1,802
8.00% (Cash), 11/15/2032 (a) (h)	200	203
Nidda Healthcare Holding GmbH
7.50%, 8/21/2026 (d)	EUR3,144	3,423
7.00%, 2/21/2030 (d)	EUR800	886
Phoenix PIB Dutch Finance BV 4.88%, 7/10/2029 (d)	EUR1,900	2,089
ProGroup AG
5.13%, 4/15/2029 (a)	EUR583	600
5.13%, 4/15/2029 (d)	EUR1,900	1,956
Schaeffler AG
2.88%, 3/26/2027 (d)	EUR1,850	1,944
3.38%, 10/12/2028 (d)	EUR2,300	2,372
Techem Verwaltungsgesellschaft 674 mbH 6.00%, 7/30/2026 (d)	EUR1,547	1,637
Techem Verwaltungsgesellschaft 675 mbH
5.38%, 7/15/2029 (a)	EUR624	678
5.38%, 7/15/2029 (d)	EUR900	977
TK Elevator Midco GmbH 4.38%, 7/15/2027 (d)	EUR2,146	2,254
TUI Cruises GmbH
6.50%, 5/15/2026 (d)	EUR754	807
6.25%, 4/15/2029 (a)	EUR406	451
Volkswagen International Finance NV (EUR Swap Annual 10 Year + 3.98%), 4.63%, 6/27/2028 (c) (d) (e) (f)	EUR3,500	3,627
Volkswagen Leasing GmbH
0.50%, 1/12/2029 (d)	EUR4,300	4,046
0.63%, 7/19/2029 (d)	EUR3,100	2,885
ZF Europe Finance BV
2.00%, 2/23/2026 (d)	EUR3,000	3,093
2.50%, 10/23/2027 (d)	EUR1,100	1,091
ZF Finance GmbH
3.00%, 9/21/2025 (d)	EUR1,300	1,363
2.25%, 5/3/2028 (d)	EUR1,200	1,157
3.75%, 9/21/2028 (d)	EUR3,000	3,003
		80,281
India — 0.2%
Greenko Dutch BV 3.85%, 3/29/2026 (a)	1,954	1,871
Greenko Power II Ltd. 4.30%, 12/13/2028 (a)	4,763	4,393
		6,264
Indonesia — 0.3%
Indonesia Asahan Aluminium PT
5.45%, 5/15/2030 (a)	2,380	2,391
6.76%, 11/15/2048 (d)	595	635
Pertamina Persero PT 3.65%, 7/30/2029 (a)	3,619	3,431

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Indonesia — continued
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 5/15/2027 (d)	610	599
3.00%, 6/30/2030 (a)	2,940	2,636
4.38%, 2/5/2050 (d)	879	690
		10,382
Ireland — 1.8%
AerCap Ireland Capital DAC
2.45%, 10/29/2026	1,108	1,059
6.10%, 1/15/2027	5,715	5,857
5.75%, 6/6/2028	2,752	2,837
3.00%, 10/29/2028	704	657
AIB Group plc
(EUR Swap Annual 5 Year + 6.63%), 6.25%, 6/23/2025 (b) (c) (d) (e) (f)	EUR6,400	6,822
(EUR Swap Annual 1 Year + 1.95%), 4.63%, 7/23/2029 (c) (d)	EUR7,400	8,245
(SOFR + 2.33%), 6.61%, 9/13/2029 (a) (c)	1,040	1,097
Avolon Holdings Funding Ltd.
5.50%, 1/15/2026 (a)	3,740	3,747
2.13%, 2/21/2026 (a)	810	782
3.25%, 2/15/2027 (a)	905	870
2.53%, 11/18/2027 (a)	796	740
2.75%, 2/21/2028 (a)	340	317
6.38%, 5/4/2028 (a)	2,593	2,691
5.75%, 3/1/2029 (a)	12,055	12,339
5.75%, 11/15/2029 (a)	3,479	3,563
Bank of Ireland Group plc (EUR Swap Annual 5 Year + 6.43%), 6.00%, 9/1/2025 (b) (c) (d) (e) (f)	EUR4,800	5,110
eircom Finance DAC
3.50%, 5/15/2026 (d)	EUR1,050	1,103
5.75%, 12/15/2029 (d)	EUR1,990	2,167
SMBC Aviation Capital Finance DAC 5.55%, 4/3/2034 (a)	4,800	4,879
		64,882
Italy — 3.4%
Agrifarma SpA 4.50%, 10/31/2028 (d)	EUR3,860	4,043
Autostrade per l'Italia SpA
2.00%, 12/4/2028 (d)	EUR990	1,005
5.13%, 6/14/2033 (d)	EUR8,100	9,353
Enel Finance International NV
3.50%, 4/6/2028 (a)	3,665	3,520
2.13%, 7/12/2028 (a) (j)	4,745	4,321
2.50%, 7/12/2031 (a) (j)	590	503
5.00%, 6/15/2032 (a)	3,570	3,549
Enel SpA Series 9.5Y, (EUR Swap Annual 5 Year + 2.01%), 1.88%, 6/8/2030 (c) (d) (e) (f)	EUR7,000	6,445
Generali (EURIBOR 3 Month + 5.35%), 5.50%, 10/27/2047 (c) (d)	EUR1,200	1,333
Guala Closures SpA 3.25%, 6/15/2028 (d)	EUR1,006	1,012
Infrastrutture Wireless Italiane SpA 1.63%, 10/21/2028 (d)	EUR1,840	1,851
Intesa Sanpaolo SpA
7.00%, 11/21/2025 (a)	745	758

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Italy — continued
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (b) (c) (d) (e) (f)	EUR2,510	2,778
4.88%, 5/19/2030 (d)	EUR3,000	3,458
6.63%, 6/20/2033 (a)	10,220	10,892
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (c)	5,464	4,368
Lottomatica Group Spa
7.13%, 6/1/2028 (d)	EUR1,830	2,035
7.13%, 6/1/2028 (a)	EUR846	941
5.38%, 6/1/2030 (a)	EUR1,077	1,175
Mundys SpA
1.88%, 7/13/2027 (d)	EUR1,990	2,033
1.88%, 2/12/2028 (d)	EUR1,980	1,993
4.50%, 1/24/2030 (d)	EUR2,200	2,389
Neopharmed Gentili SpA
7.13%, 4/8/2030 (a)	EUR1,397	1,563
7.13%, 4/8/2030 (d)	EUR600	671
Nexi SpA 1.63%, 4/30/2026 (d)	EUR747	771
Optics Bidco SpA
3.63%, 5/25/2026 (d)	EUR5,460	5,777
2.38%, 10/12/2027 (d)	EUR990	1,010
1.63%, 1/18/2029	EUR1,145	1,113
7.75%, 1/24/2033	EUR1,920	2,500
Series 2033, 6.38%, 11/15/2033 (a)	464	464
7.20%, 7/18/2036 (a)	550	563
Pro-Gest SpA 3.25%, 12/15/2024 (d) (g)	EUR1,700	499
Rossini Sarl 6.75%, 12/31/2029 (d)	EUR1,600	1,786
Rossini SARL 6.75%, 12/31/2029 (a)	EUR849	948
TeamSystem SpA 3.50%, 2/15/2028 (d)	EUR768	795
Telecom Italia Capital SA
6.38%, 11/15/2033	78	79
7.20%, 7/18/2036	185	190
Telecom Italia SpA
7.88%, 7/31/2028 (d)	EUR3,690	4,402
1.63%, 1/18/2029 (d)	EUR565	557
UniCredit SpA
(EUR Swap Annual 5 Year + 4.93%), 5.38%, 6/3/2025 (b) (c) (d) (e) (f)	EUR3,400	3,595
(EURIBOR ICE Swap Rate 5 Year + 7.33%), 7.50%, 6/3/2026 (b) (c) (d) (e) (f)	EUR4,400	4,853
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (c)	2,806	2,680
(EURIBOR 3 Month + 1.90%), 4.80%, 1/17/2029 (c) (d)	EUR10,086	11,279
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 3.13%, 6/3/2032 (a) (c)	4,935	4,348
		120,198
Japan — 0.3%
Mitsubishi UFJ Financial Group, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 2.34%, 1/19/2028 (c)	5,750	5,470

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Japan — continued
Takeda Pharmaceutical Co. Ltd.
3.03%, 7/9/2040	3,920	2,968
5.65%, 7/5/2054	899	918
		9,356
Kazakhstan — 0.3%
KazMunayGas National Co. JSC
5.38%, 4/24/2030 (d)	5,400	5,318
5.75%, 4/19/2047 (d)	5,480	4,898
		10,216
Kuwait — 0.1%
MEGlobal Canada ULC 5.00%, 5/18/2025 (a)	2,530	2,521
Luxembourg — 0.8%
AccorInvest Group SA (TW + 50.00%), 6.38%, 10/15/2029 (a)	EUR575	634
Altice Financing SA 3.00%, 1/15/2028 (d)	EUR1,100	907
Altice Finco SA 4.75%, 1/15/2028 (d)	EUR3,715	2,316
Altice France Holding SA
8.00%, 5/15/2027 (d)	EUR400	114
8.00%, 5/15/2027 (a)	EUR2,823	806
GCB144A Endo 0.00%, 4/1/2029 ‡	2,955	—
Herens Midco SARL 5.25%, 5/15/2029 (d)	EUR2,926	2,389
INEOS Finance plc
3.38%, 3/31/2026 (d)	EUR1,497	1,578
6.63%, 5/15/2028 (d)	EUR1,200	1,315
6.38%, 4/15/2029 (a)	EUR1,069	1,176
7.50%, 4/15/2029 (a)	1,160	1,200
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (a)	2,504	2,327
Matterhorn Telecom SA 3.13%, 9/15/2026 (d)	EUR1,914	2,003
Monitchem HoldCo 3 SA
8.75%, 5/1/2028 (a)	EUR460	493
8.75%, 5/1/2028 (d)	EUR570	611
PLT VII Finance SARL 6.00%, 6/15/2031 (a)	EUR3,713	4,081
SES SA (EURIBOR ICE Swap Rate 5 Year + 3.19%), 2.88%, 5/27/2026 (c) (d) (e) (f)	EUR2,680	2,641
Summer BC Holdco A SARL 9.25%, 10/31/2027 (d)	EUR231	245
Summer BC Holdco B SARL 5.75%, 10/31/2026 (d)	EUR2,243	2,367
		27,203
Malaysia — 0.1%
Petronas Capital Ltd. 3.40%, 4/28/2061 (a)	6,007	4,236
Mexico — 0.8%
America Movil SAB de CV 2.88%, 5/7/2030	2,500	2,260
BBVA Bancomer SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033 (a) (b) (c)	4,300	4,012
Cemex SAB de CV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.13%, 6/8/2026 (a) (c) (e) (f)	5,558	5,449
Comision Federal de Electricidad 6.45%, 1/24/2035 (a)	2,693	2,595
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 1/31/2041 (a)	5,433	5,418

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Mexico — continued
Petroleos Mexicanos 6.50%, 1/23/2029	7,307	6,894
Southern Copper Corp. 5.88%, 4/23/2045	3,070	3,047
		29,675
Morocco — 0.1%
OCP SA 6.88%, 4/25/2044 (d)	2,280	2,241
Netherlands — 1.1%
ABN AMRO Bank NV (EUR Swap Annual 5 Year + 4.67%), 4.38%, 9/22/2025 (b) (c) (d) (e) (f)	EUR2,000	2,100
Cooperatieve Rabobank UA
(EUR Swap Annual 5 Year + 4.68%), 4.38%, 6/29/2027 (b) (c) (d) (e) (f)	EUR8,200	8,482
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (c)	5,350	5,207
Flora Food Management BV 6.88%, 7/2/2029 (a)	EUR1,500	1,638
ING Groep NV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (b) (c) (e) (f)	5,752	5,692
Q-Park Holding I BV
5.13%, 3/1/2029 (a)	EUR1,398	1,527
5.13%, 3/1/2029 (d)	EUR360	393
Sigma Holdco BV 5.75%, 5/15/2026 (d)	EUR624	652
Sunrise HoldCo IV BV 3.88%, 6/15/2029 (d)	EUR2,370	2,423
Titan Holdings II BV 5.13%, 7/15/2029 (d)	EUR1,161	1,245
Trivium Packaging Finance BV
3.75%, 8/15/2026 (d) (j)	EUR3,000	3,138
5.50%, 8/15/2026 (a) (j)	200	200
8.50%, 8/15/2027 (a) (j)	200	200
VZ Vendor Financing II BV 2.88%, 1/15/2029 (d)	EUR2,030	1,957
Ziggo Bond Co. BV 3.38%, 2/28/2030 (d)	EUR4,434	4,230
Ziggo BV 2.88%, 1/15/2030 (d)	EUR1,065	1,037
		40,121
Norway — 0.2%
Aker BP ASA
6.00%, 6/13/2033 (a)	2,340	2,414
5.13%, 10/1/2034 (a)	780	755
DNB Bank ASA (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (c)	2,803	2,720
		5,889
Portugal — 0.3%
EDP SA
(EUR Swap Annual 5 Year + 1.84%), 1.70%, 7/20/2080 (c) (d)	EUR4,600	4,791
Series NC5., (EUR Swap Annual 5 Year + 1.89%), 1.50%, 3/14/2082 (c) (d)	EUR3,900	3,922
(EUR Swap Annual 5 Year + 3.18%), 5.94%, 4/23/2083 (c) (d)	EUR3,500	3,881
		12,594
South Africa — 0.2%
Anglo American Capital plc 5.50%, 5/2/2033 (a)	7,480	7,600
Spain — 2.3%
Abertis Infraestructuras Finance BV
(EUR Swap Annual 5 Year + 3.69%), 3.25%, 11/24/2025 (c) (d) (e) (f)	EUR3,600	3,790
(EUR Swap Annual 5 Year + 3.27%), 2.63%, 1/26/2027 (c) (d) (e) (f)	EUR2,200	2,247

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Spain — continued
Banco Bilbao Vizcaya Argentaria SA
Series 9, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.19%), 6.50%, 3/5/2025 (b) (c) (e) (f)	2,800	2,786
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (b) (c) (e) (f)	6,800	7,403
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (b) (c) (e) (f)	3,000	3,281
(EUR Swap Annual 5 Year + 4.43%), 7.00%, 11/20/2029 (b) (c) (d) (e) (f)	EUR1,200	1,325
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.30%), 9.63%, 5/21/2033 (b) (c) (e) (f)	3,200	3,671
CaixaBank SA
(EUR Swap Annual 5 Year + 6.35%), 5.88%, 10/9/2027 (b) (c) (d) (e) (f)	EUR6,400	6,865
(SOFR + 2.77%), 6.84%, 9/13/2034 (a) (c)	3,945	4,269
Cellnex Finance Co. SA 1.25%, 1/15/2029 (d)	EUR1,000	984
Cellnex Telecom SA
2.88%, 4/18/2025 (d)	EUR1,500	1,584
1.88%, 6/26/2029 (d)	EUR2,400	2,414
Cirsa Finance International SARL
10.38%, 11/30/2027 (a)	EUR351	390
10.38%, 11/30/2027 (d)	EUR2,250	2,503
6.50%, 3/15/2029 (a)	EUR524	584
eDreams ODIGEO SA 5.50%, 7/15/2027 (d)	EUR1,517	1,623
Grifols SA
1.63%, 2/15/2025 (d)	EUR1,199	1,254
2.25%, 11/15/2027 (d)	EUR2,461	2,467
3.88%, 10/15/2028 (d)	EUR2,362	2,172
4.75%, 10/15/2028 (a)	440	401
Grupo Antolin-Irausa SA
3.50%, 4/30/2028 (d)	EUR1,055	838
(TW + 50.00%), 10.38%, 1/30/2030 (a)	EUR725	656
Kaixo Bondco Telecom SA 5.13%, 9/30/2029 (d)	EUR1,924	2,048
Lorca Telecom Bondco SA
4.00%, 9/18/2027 (d)	EUR7,112	7,497
5.75%, 4/30/2029 (d)	EUR1,000	1,102
Telefonica Emisiones SA 4.67%, 3/6/2038	1,950	1,789
Telefonica Europe BV
(EUR Swap Annual 8 Year + 2.97%), 3.88%, 6/22/2026 (c) (d) (e) (f)	EUR3,900	4,133
(EUR Swap Annual 6 Year + 4.32%), 7.13%, 8/23/2028 (c) (d) (e) (f)	EUR3,000	3,500
(EUR Swap Annual 7 Year + 3.35%), 6.14%, 2/3/2030 (c) (d) (e) (f)	EUR5,100	5,814
		79,390
Sweden — 0.6%
Asmodee Group AB (TW + 50.00%), 5.75%, 12/15/2029 (a) (k)	EUR550	581
Svenska Handelsbanken AB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (b) (c) (d) (e) (f)	8,200	7,411
Verisure Holding AB
3.88%, 7/15/2026 (d)	EUR1,517	1,598
3.25%, 2/15/2027 (d)	EUR3,620	3,767
5.50%, 5/15/2030 (a)	EUR1,309	1,437
Verisure Midholding AB 5.25%, 2/15/2029 (d)	EUR3,903	4,121

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Sweden — continued
Volvo Car AB
2.00%, 1/24/2025 (d)	EUR2,200	2,317
2.50%, 10/7/2027 (d)	EUR750	773
		22,005
Switzerland — 0.7%
Dufry One BV 2.00%, 2/15/2027 (d)	EUR2,000	2,043
Swiss Re Finance Luxembourg SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (a) (c)	200	198
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (a) (c)	3,558	3,542
4.28%, 1/9/2028 (a)	6,530	6,440
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (b) (c) (e) (f)	1,275	1,390
(3-MONTH SOFR + 1.41%), 3.87%, 1/12/2029 (a) (c)	1,585	1,537
(SOFR + 3.73%), 4.19%, 4/1/2031 (a) (c)	1,853	1,778
(SOFR + 1.73%), 3.09%, 5/14/2032 (a) (c)	5,132	4,554
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (b) (c) (e) (f)	1,290	1,483
VistaJet Malta Finance plc 9.50%, 6/1/2028 (a)	515	515
		23,480
United Arab Emirates — 0.1%
DP World Crescent Ltd. 4.85%, 9/26/2028 (d)	2,490	2,475
United Kingdom — 4.5%
888 Acquisitions Ltd.
7.56%, 7/15/2027 (a)	EUR1,070	1,097
7.56%, 7/15/2027 (d)	EUR495	507
Amber Finco plc
6.63%, 7/15/2029 (a)	EUR777	869
6.63%, 7/15/2029 (d)	EUR1,300	1,454
Barclays plc
4.84%, 5/9/2028	710	703
(SOFR + 2.22%), 6.49%, 9/13/2029 (c)	3,300	3,466
(3-MONTH SOFR + 3.05%), 5.09%, 6/20/2030 (c)	305	301
BAT Capital Corp.
6.34%, 8/2/2030	3,370	3,583
7.08%, 8/2/2043	9,535	10,712
Cadent Finance plc 0.63%, 3/19/2030 (d)	EUR6,500	6,021
ContourGlobal Power Holdings SA
2.75%, 1/1/2026 (d)	EUR2,000	2,082
3.13%, 1/1/2028 (d)	EUR1,412	1,425
CPUK Finance Ltd. 4.50%, 8/28/2027 (d)	GBP700	846
EC Finance plc 3.00%, 10/15/2026 (d)	EUR2,809	2,819
Heathrow Funding Ltd.
1.13%, 10/8/2030 (d)	EUR10,300	9,714
5.88%, 5/13/2041 (d)	GBP1,900	2,452
HSBC Holdings plc
(SOFR + 3.03%), 7.34%, 11/3/2026 (c)	2,420	2,471
(SOFR + 2.61%), 5.21%, 8/11/2028 (c)	4,135	4,163

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Kingdom — continued
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	8,500	7,855
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (c)	1,981	1,893
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (b) (c) (e) (f)	6,075	5,372
(SOFR + 1.90%), 5.87%, 11/18/2035 (c)	3,130	3,148
Iceland Bondco plc
10.88%, 12/15/2027 (d)	GBP150	202
10.88%, 12/15/2027 (a)	GBP537	723
INEOS Quattro Finance 2 plc
8.50%, 3/15/2029 (a)	EUR1,033	1,168
8.50%, 3/15/2029 (d)	EUR280	317
6.75%, 4/15/2030 (a)	EUR1,305	1,417
INEOS Styrolution Ludwigshafen GmbH 2.25%, 1/16/2027 (d)	EUR1,263	1,300
International Consolidated Airlines Group SA
2.75%, 3/25/2025 (d)	EUR2,100	2,215
1.50%, 7/4/2027 (d)	EUR400	408
Jaguar Land Rover Automotive plc
4.50%, 1/15/2026 (d)	EUR2,790	2,969
6.88%, 11/15/2026 (d)	EUR706	787
Lloyds Banking Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.99%, 8/7/2027 (c)	3,670	3,730
Mobico Group plc (U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.14%), 4.25%, 11/26/2025 (c) (d) (e) (f)	GBP589	717
National Grid plc
0.25%, 9/1/2028 (d)	EUR3,600	3,460
0.55%, 9/18/2029 (d)	EUR6,800	6,437
NatWest Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (b) (c) (e) (f)	2,257	2,242
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.27%), 5.52%, 9/30/2028 (c)	4,800	4,873
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (b) (c) (e) (f)	1,460	1,551
NGG Finance plc (EUR Swap Annual 5 Year + 2.53%), 2.13%, 9/5/2082 (c) (d)	EUR2,534	2,568
Nomad Foods Bondco plc 2.50%, 6/24/2028 (d)	EUR1,860	1,872
OEG Finance plc (TW + 50.00%), 7.25%, 9/27/2029 (a)	EUR669	725
Pinnacle Bidco plc
8.25%, 10/11/2028 (d)	EUR1,090	1,222
8.25%, 10/11/2028 (a)	EUR1,084	1,216
Punch Finance plc 6.13%, 6/30/2026 (d)	GBP1,856	2,332
RAC Bond Co. plc 5.25%, 11/4/2027 (d)	GBP2,398	2,947
Rolls-Royce plc
4.63%, 2/16/2026 (d)	EUR1	1
5.75%, 10/15/2027 (d)	GBP1,220	1,576
Santander UK Group Holdings plc
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	2,785	2,829
(SOFR + 0.99%), 1.67%, 6/14/2027 (c)	5,200	4,936
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	7,950	8,283
Standard Chartered plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (c)	2,000	2,149
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.85%), 4.64%, 4/1/2031 (a) (c)	1,007	984
Synthomer plc 3.88%, 7/1/2025 (d)	EUR165	173
Virgin Media Finance plc 3.75%, 7/15/2030 (d)	EUR2,450	2,337

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Kingdom — continued
Virgin Media Secured Finance plc 5.00%, 4/15/2027 (d)	GBP3,630	4,573
Virgin Media Vendor Financing Notes III DAC 4.88%, 7/15/2028 (d)	GBP849	1,007
Vodafone Group plc
(EUR Swap Annual 5 Year + 3.48%), 3.00%, 8/27/2080 (c) (d)	EUR3,570	3,553
(EUR Swap Annual 5 Year + 3.49%), 6.50%, 8/30/2084 (c) (d)	EUR4,050	4,695
		157,447
United States — 34.4%
AbbVie, Inc.
5.05%, 3/15/2034	1,525	1,544
4.70%, 5/14/2045	862	799
4.25%, 11/21/2049	14,597	12,581
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	430	417
5.00%, 4/15/2029 (a)	870	818
Accenture Capital, Inc.
4.25%, 10/4/2031	1,220	1,193
4.50%, 10/4/2034	1,680	1,633
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	4,826	4,482
Acushnet Co. 7.38%, 10/15/2028 (a)	780	815
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (a)	700	692
7.00%, 4/15/2028 (a)	835	854
8.25%, 4/15/2031 (a)	710	742
ADT Security Corp. (The) 4.13%, 8/1/2029 (a)	1,725	1,616
AES Corp. (The) 3.95%, 7/15/2030 (a)	1,568	1,460
Ahead DB Holdings LLC 6.63%, 5/1/2028 (a)	1,115	1,105
Albertsons Cos., Inc.
7.50%, 3/15/2026 (a)	100	101
4.63%, 1/15/2027 (a)	605	593
4.88%, 2/15/2030 (a)	425	409
Alcoa Nederland Holding BV 5.50%, 12/15/2027 (a)	596	595
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	500	471
Allison Transmission, Inc.
4.75%, 10/1/2027 (a)	277	271
5.88%, 6/1/2029 (a)	3,545	3,567
Ameren Corp. 3.50%, 1/15/2031	850	789
American Airlines, Inc. 5.50%, 4/20/2026 (a)	977	977
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	34	34
6.50%, 4/1/2027	1,780	1,780
6.88%, 7/1/2028	885	885
5.00%, 10/1/2029	275	256
American Express Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 3.55%, 9/15/2026 (c) (e) (f)	1,388	1,325
American Medical Systems Europe BV 1.63%, 3/8/2031	EUR200	195
AmeriGas Partners LP 5.50%, 5/20/2025	126	126
Amgen, Inc. 5.75%, 3/2/2063	2,240	2,280

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	190	191
Antero Midstream Partners LP
5.75%, 3/1/2027 (a)	900	898
5.75%, 1/15/2028 (a)	1,015	1,012
5.38%, 6/15/2029 (a)	415	406
Antero Resources Corp.
8.38%, 7/15/2026 (a)	208	214
7.63%, 2/1/2029 (a)	913	936
Anywhere Real Estate Group LLC 5.25%, 4/15/2030 (a)	965	780
APi Group DE, Inc.
4.13%, 7/15/2029 (a)	410	381
4.75%, 10/15/2029 (a)	498	477
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	470	439
6.13%, 12/1/2028 (a)	2,175	1,969
Archrock Partners LP 6.63%, 9/1/2032 (a)	402	408
Ardagh Packaging Finance plc
2.13%, 8/15/2026 (d)	EUR4,115	3,823
4.13%, 8/15/2026 (a)	935	797
4.75%, 7/15/2027 (d)	GBP1,120	833
5.25%, 8/15/2027 (a)	365	216
Asbury Automotive Group, Inc. 4.63%, 11/15/2029 (a)	1,236	1,174
Ascent Resources Utica Holdings LLC 6.63%, 10/15/2032 (a)	310	310
Ashland Services BV 2.00%, 1/30/2028 (d)	EUR407	406
AT&T, Inc.
2.55%, 12/1/2033	4,170	3,436
3.50%, 9/15/2053	3,980	2,844
3.55%, 9/15/2055	410	291
AthenaHealth Group, Inc. 6.50%, 2/15/2030 (a)	2,305	2,206
ATI, Inc. 4.88%, 10/1/2029	885	849
Audacy Capital LLC
6.50%, 5/1/2027 (a) (g)	416	19
6.75%, 3/31/2029 (a) (g)	185	8
Avantor Funding, Inc.
3.88%, 7/15/2028 (d)	EUR2,425	2,549
4.63%, 7/15/2028 (a)	1,156	1,117
Avient Corp. 7.13%, 8/1/2030 (a)	190	197
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	264	262
5.38%, 3/1/2029 (a)	3,070	2,913
8.25%, 1/15/2030 (a)	546	568
8.00%, 2/15/2031 (a)	150	156
Avis Budget Finance plc
7.00%, 2/28/2029 (a)	EUR955	1,047
7.25%, 7/31/2030 (d)	EUR800	878
7.25%, 7/31/2030 (a)	EUR1,765	1,938
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	470	461

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Ball Corp. 1.50%, 3/15/2027	EUR750	766
Bank of America Corp.
Series AA, (3-MONTH CME TERM SOFR + 4.16%), 6.10%, 3/17/2025 (c) (e) (f)	235	235
(SOFR + 1.29%), 5.08%, 1/20/2027 (c)	1,910	1,915
(3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (c)	4,060	3,990
(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	5,405	5,144
(SOFR + 1.05%), 2.55%, 2/4/2028 (c)	5,000	4,771
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	5,085	5,146
(SOFR + 1.06%), 2.09%, 6/14/2029 (b) (c)	1,875	1,711
(SOFR + 1.57%), 5.82%, 9/15/2029 (c)	2,035	2,107
(3-MONTH CME TERM SOFR + 1.45%), 2.88%, 10/22/2030 (c)	9,282	8,490
(SOFR + 1.53%), 1.90%, 7/23/2031 (c)	6,260	5,341
(SOFR + 1.37%), 1.92%, 10/24/2031 (c)	3,490	2,953
(SOFR + 1.21%), 2.57%, 10/20/2032 (c)	517	445
(SOFR + 1.91%), 5.43%, 8/15/2035 (c)	5,675	5,672
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	1,965	1,426
Bath & Body Works, Inc. 7.50%, 6/15/2029	196	203
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	2,760	2,670
8.50%, 1/31/2027 (a)	298	247
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	2,797	2,736
5.75%, 8/15/2027 (a)	29	26
5.00%, 1/30/2028 (a)	505	338
4.88%, 6/1/2028 (a)	1,480	1,225
5.25%, 1/30/2030 (a)	2,654	1,486
Baxter International, Inc. 2.54%, 2/1/2032	5,800	4,944
Belden, Inc. 3.38%, 7/15/2027 (d)	EUR5,600	5,873
Berkshire Hathaway Energy Co. 4.60%, 5/1/2053	512	450
Berry Global, Inc. 5.80%, 6/15/2031 (a)	5,935	6,145
Big River Steel LLC 6.63%, 1/31/2029 (a)	400	403
Block, Inc.
3.50%, 6/1/2031	415	373
6.50%, 5/15/2032 (a)	1,077	1,105
Blue Racer Midstream LLC 6.63%, 7/15/2026 (a)	400	400
Boeing Co. (The)
6.53%, 5/1/2034 (a)	175	186
3.50%, 3/1/2039	2,500	1,892
5.71%, 5/1/2040	1,080	1,047
3.95%, 8/1/2059	3,333	2,264
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	1,590	1,520
BP Capital Markets America, Inc. 4.81%, 2/13/2033	4,910	4,858
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (c) (e) (f)	705	696
(EUR Swap Annual 5 Year + 3.52%), 3.25%, 3/22/2026 (c) (d) (e) (f)	EUR7,100	7,453
(EUR Swap Annual 5 Year + 3.78%), 3.63%, 3/22/2029 (c) (d) (e) (f)	EUR800	829
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (c) (e) (f)	5,995	5,803

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.15%), 6.45%, 12/1/2033 (c) (e) (f)	6,670	6,933
Bristol-Myers Squibb Co.
5.20%, 2/22/2034	4,370	4,474
5.55%, 2/22/2054	4,290	4,436
5.65%, 2/22/2064	1,245	1,273
Broadcom, Inc.
4.55%, 2/15/2032	1,240	1,214
3.47%, 4/15/2034 (a)	6,955	6,135
3.14%, 11/15/2035 (a)	5,645	4,696
Buckeye Partners LP
4.13%, 12/1/2027	435	418
4.50%, 3/1/2028 (a)	140	135
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	1,317	1,200
6.38%, 3/1/2034 (a)	375	382
Burlington Northern Santa Fe LLC 2.88%, 6/15/2052	1,760	1,167
Caesars Entertainment, Inc.
8.13%, 7/1/2027 (a)	224	228
6.50%, 2/15/2032 (a)	541	552
Carnival Corp. 5.75%, 3/1/2027 (a)	650	653
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (a)	371	370
2.38%, 3/1/2028 (d)	EUR1,200	1,246
3.13%, 2/15/2029 (a)	335	330
CCO Holdings LLC
5.13%, 5/1/2027 (a)	6,110	6,027
5.00%, 2/1/2028 (a)	3,665	3,581
5.38%, 6/1/2029 (a)	3,848	3,747
4.75%, 3/1/2030 (a)	7,188	6,679
4.50%, 8/15/2030 (a)	3,210	2,921
4.25%, 2/1/2031 (a)	2,422	2,169
CD&R Smokey Buyer, Inc. 9.50%, 10/15/2029 (a)	767	773
Cedar Fair LP 5.25%, 7/15/2029	1,134	1,101
Cencora, Inc. 2.70%, 3/15/2031	5,053	4,446
Central Garden & Pet Co. 4.13%, 10/15/2030	3,445	3,177
CF Industries, Inc. 4.95%, 6/1/2043	3,016	2,758
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	700	731
Charter Communications Operating LLC
2.25%, 1/15/2029	1,280	1,138
2.80%, 4/1/2031	6,120	5,248
3.50%, 6/1/2041	3,375	2,422
5.38%, 5/1/2047	2,844	2,429
4.80%, 3/1/2050	1,725	1,362
3.70%, 4/1/2051	4,637	3,074
3.90%, 6/1/2052	4,238	2,884
5.25%, 4/1/2053	1,155	978

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Chemours Co. (The)
5.38%, 5/15/2027	160	157
5.75%, 11/15/2028 (a)	1,230	1,164
8.00%, 1/15/2033 (a)	360	362
Cheniere Energy Partners LP
4.50%, 10/1/2029	6,060	5,900
5.95%, 6/30/2033	4,670	4,846
5.75%, 8/15/2034 (a)	8,125	8,294
Chord Energy Corp. 6.38%, 6/1/2026 (a)	640	642
Ciena Corp. 4.00%, 1/31/2030 (a)	1,420	1,308
Cinemark USA, Inc.
5.88%, 3/15/2026 (a)	170	170
5.25%, 7/15/2028 (a)	835	816
7.00%, 8/1/2032 (a)	214	222
Citibank NA 5.57%, 4/30/2034	465	484
Citigroup, Inc.
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (c) (e) (f)	2,321	2,266
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (c) (e) (f)	6,687	6,464
(SOFR + 0.77%), 1.12%, 1/28/2027 (c)	5,465	5,235
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (c)	3,415	3,352
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (c) (e) (f)	5,130	5,278
(SOFR + 1.36%), 5.17%, 2/13/2030 (c)	2,080	2,102
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (c) (e) (f)	5,820	5,800
(SOFR + 1.34%), 4.54%, 9/19/2030 (c)	5,530	5,445
(SOFR + 3.91%), 4.41%, 3/31/2031 (c)	5,950	5,797
(SOFR + 2.11%), 2.57%, 6/3/2031 (c)	9,400	8,308
(SOFR + 1.18%), 2.52%, 11/3/2032 (c)	375	319
(SOFR + 2.06%), 5.83%, 2/13/2035 (c)	3,345	3,413
(SOFR + 1.45%), 5.45%, 6/11/2035 (c)	2,655	2,715
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	1,025	1,070
8.75%, 7/1/2031 (a)	995	1,055
Clarios Global LP
6.25%, 5/15/2026 (a)	764	765
8.50%, 5/15/2027 (a)	1,873	1,883
Clarivate Science Holdings Corp. 4.88%, 7/1/2029 (a)	250	234
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	2,762	2,696
7.75%, 4/15/2028 (a)	2,985	2,749
9.00%, 9/15/2028 (a)	392	416
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (a)	1,753	1,652
6.88%, 11/1/2029 (a)	340	342
7.00%, 3/15/2032 (a)	251	252
Coherent Corp. 5.00%, 12/15/2029 (a)	5,309	5,121
Coinbase Global, Inc. 3.38%, 10/1/2028 (a)	1,430	1,298

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Columbia Pipelines Operating Co. LLC
5.93%, 8/15/2030 (a)	8,155	8,492
6.04%, 11/15/2033 (a)	1,790	1,887
Comcast Corp.
2.80%, 1/15/2051	6,899	4,393
5.35%, 5/15/2053	4,000	3,937
2.99%, 11/1/2063	3,052	1,852
CommScope LLC
6.00%, 3/1/2026 (a)	1,700	1,670
4.75%, 9/1/2029 (a)	1,885	1,560
CommScope Technologies LLC 6.00%, 6/15/2025 (a)	1,308	1,279
Community Health Systems, Inc.
6.13%, 4/1/2030 (a)	765	566
5.25%, 5/15/2030 (a)	295	252
4.75%, 2/15/2031 (a)	2,275	1,847
10.88%, 1/15/2032 (a)	820	853
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	2,382	2,349
Conduent Business Services LLC 6.00%, 11/1/2029 (a)	1,405	1,364
Constellation Brands, Inc. 2.25%, 8/1/2031	11,907	10,087
Constellation Energy Generation LLC
5.60%, 6/15/2042	2,735	2,762
6.50%, 10/1/2053	2,341	2,614
5.75%, 3/15/2054	2,855	2,925
Constellium SE 5.63%, 6/15/2028 (a)	930	918
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (a) (h)	2,452	2,597
5.63% (Cash), 5/15/2027 (a) (h)	1,474	1,232
Coty, Inc.
3.88%, 4/15/2026 (d)	EUR1,760	1,861
4.75%, 4/15/2026 (d)	EUR760	803
5.00%, 4/15/2026 (a)	498	496
4.75%, 1/15/2029 (a)	420	405
Crescent Energy Finance LLC
9.25%, 2/15/2028 (a)	1,110	1,167
7.63%, 4/1/2032 (a)	475	479
7.38%, 1/15/2033 (a)	645	640
Crown European Holdings SACA
3.38%, 5/15/2025 (d)	EUR1,380	1,458
5.00%, 5/15/2028 (d)	EUR1,900	2,100
4.50%, 1/15/2030 (a)	EUR731	793
CSC Holdings LLC
5.38%, 2/1/2028 (a)	1,135	989
6.50%, 2/1/2029 (a)	2,180	1,869
5.75%, 1/15/2030 (a)	1,250	747
Danaher Corp. 2.80%, 12/10/2051	4,050	2,665
DaVita, Inc.
4.63%, 6/1/2030 (a)	2,975	2,787

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
3.75%, 2/15/2031 (a)	648	573
6.88%, 9/1/2032 (a)	396	409
DCP Midstream Operating LP 6.75%, 9/15/2037 (a)	535	578
Diamondback Energy, Inc.
3.13%, 3/24/2031	3,145	2,826
5.75%, 4/18/2054	4,200	4,186
Discovery Communications LLC 3.63%, 5/15/2030	445	402
DISH DBS Corp.
7.75%, 7/1/2026	1,691	1,455
5.25%, 12/1/2026 (a)	3,925	3,608
5.75%, 12/1/2028 (a)	755	658
DISH Network Corp. 11.75%, 11/15/2027 (a)	5,473	5,815
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (c)	470	498
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (c)	730	769
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (c)	2,085	2,136
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (a)	1,340	1,061
Duke Energy Corp. 2.45%, 6/1/2030	3,029	2,684
Duke Energy Indiana LLC 5.40%, 4/1/2053	375	378
Duke Energy Ohio, Inc.
5.25%, 4/1/2033	405	415
5.65%, 4/1/2053	149	154
Duke Energy Progress LLC 3.40%, 4/1/2032	1,410	1,292
Dun & Bradstreet Corp. (The) 5.00%, 12/15/2029 (a)	315	306
Duquesne Light Holdings, Inc. 2.78%, 1/7/2032 (a)	1,920	1,631
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	840	793
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	2,281	2,250
4.13%, 4/1/2029 (a)	1,469	1,372
Elastic NV 4.13%, 7/15/2029 (a)	930	870
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	1,325	1,272
EMRLD Borrower LP
6.38%, 12/15/2030 (a)	EUR1,597	1,772
6.38%, 12/15/2030 (d)	EUR1,700	1,887
6.63%, 12/15/2030 (a)	1,795	1,815
6.75%, 7/15/2031 (a)	277	284
Encino Acquisition Partners Holdings LLC
8.50%, 5/1/2028 (a)	1,460	1,494
8.75%, 5/1/2031 (a)	338	357
Encompass Health Corp.
5.75%, 9/15/2025	184	183
4.50%, 2/1/2028	42	41
4.75%, 2/1/2030	300	290
4.63%, 4/1/2031	1,590	1,499
Endo Finance Holdings, Inc. 8.50%, 4/15/2031 (a)	223	237
Energizer Gamma Acquisition BV 3.50%, 6/30/2029 (d)	EUR1,589	1,596

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	2,192	2,122
4.38%, 3/31/2029 (a)	3,230	3,035
Energy Transfer LP
5.63%, 5/1/2027 (a)	100	100
7.38%, 2/1/2031 (a)	495	521
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.02%), 8.00%, 5/15/2054 (c)	4,170	4,436
Entegris, Inc.
4.38%, 4/15/2028 (a)	200	192
5.95%, 6/15/2030 (a)	3,500	3,506
Entergy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (c)	1,280	1,313
Entergy Texas, Inc. 1.75%, 3/15/2031	1,355	1,138
Enterprise Products Operating LLC
3.20%, 2/15/2052	1,102	769
5.55%, 2/16/2055	2,330	2,377
EQM Midstream Partners LP
6.00%, 7/1/2025 (a)	35	35
4.50%, 1/15/2029 (a)	3,055	2,964
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a)	1,040	1,085
8.63%, 5/15/2032 (a)	890	933
8.00%, 3/15/2033 (a)	313	320
Escrow Rite Aid 0.00%, 12/31/2049 ‡	247	148
Evergy Metro, Inc. Series 2020, 2.25%, 6/1/2030	1,974	1,735
Expand Energy Corp.
5.70%, 1/23/2025 (j)	147	147
5.50%, 2/1/2026 (a)	330	330
8.38%, 9/15/2028	630	648
6.75%, 4/15/2029 (a)	1,985	2,015
5.38%, 3/15/2030	3,825	3,797
Exxon Mobil Corp. 3.00%, 8/16/2039	3,735	2,948
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	2,795	2,691
Fifth Third Bancorp
(SOFRINDX + 2.13%), 4.77%, 7/28/2030 (c)	1,943	1,926
(SOFR + 1.49%), 4.90%, 9/6/2030 (c)	1,510	1,504
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	535	495
FirstEnergy Transmission LLC
2.87%, 9/15/2028 (a)	4,375	4,082
4.55%, 4/1/2049 (a)	2,223	1,967
Ford Motor Credit Co. LLC
1.36%, 2/7/2025	EUR1,375	1,448
2.30%, 2/10/2025	1,975	1,964
5.13%, 6/16/2025	2,965	2,963
4.39%, 1/8/2026	500	495
6.95%, 6/10/2026	615	630
4.27%, 1/9/2027	340	334
4.95%, 5/28/2027	2,550	2,533

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
5.30%, 9/6/2029	3,650	3,614
3.63%, 6/17/2031	3,062	2,704
Freeport-McMoRan, Inc.
4.13%, 3/1/2028	367	357
4.25%, 3/1/2030	955	925
4.63%, 8/1/2030	584	570
5.40%, 11/14/2034	1,582	1,606
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	2,430	2,433
5.00%, 5/1/2028 (a)	785	777
GCI LLC 4.75%, 10/15/2028 (a)	2,310	2,185
General Electric Co. 4.13%, 9/19/2035 (d)	EUR493	558
General Motors Co. 5.15%, 4/1/2038	1,600	1,518
General Motors Financial Co., Inc. 5.45%, 9/6/2034	6,980	6,980
Genesis Energy LP
8.00%, 1/15/2027	785	800
7.75%, 2/1/2028	544	550
8.25%, 1/15/2029	235	240
GFL Environmental, Inc.
3.75%, 8/1/2025 (a)	385	383
4.00%, 8/1/2028 (a)	2,110	2,008
4.75%, 6/15/2029 (a)	875	846
4.38%, 8/15/2029 (a)	400	379
Gilead Sciences, Inc.
2.80%, 10/1/2050	2,400	1,567
5.55%, 10/15/2053	2,477	2,563
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	345	335
Global Payments, Inc.
2.90%, 5/15/2030	1,360	1,224
2.90%, 11/15/2031	3,450	3,012
Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (a)	790	782
Goldman Sachs Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (c) (e) (f)	3,709	3,554
(SOFR + 0.80%), 1.43%, 3/9/2027 (c)	3,770	3,612
(SOFR + 1.51%), 4.39%, 6/15/2027 (c)	4,905	4,874
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	3,790	3,589
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	4,540	4,333
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (c) (e) (f)	5,020	5,253
(SOFR + 1.14%), 4.69%, 10/23/2030 (c)	1,000	992
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	1,730	1,503
(SOFR + 1.26%), 2.65%, 10/21/2032 (c)	11,190	9,613
(SOFR + 1.41%), 3.10%, 2/24/2033 (c)	2,515	2,218
Series Y, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 2.40%), 6.13%, 11/10/2034 (c) (e) (f)	4,026	4,032
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (c)	2,665	2,343
Goodyear Tire & Rubber Co. (The) 5.00%, 7/15/2029	1,728	1,618
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	680	672
Graphic Packaging International LLC 3.50%, 3/15/2028 (a)	573	539

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	810	793
Gray Television, Inc.
7.00%, 5/15/2027 (a)	2,408	2,360
10.50%, 7/15/2029 (a)	1,345	1,369
Griffon Corp. 5.75%, 3/1/2028	3,280	3,240
Group 1 Automotive, Inc. 6.38%, 1/15/2030 (a)	272	275
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	577	589
Hanesbrands, Inc. 9.00%, 2/15/2031 (a)	500	537
HCA, Inc.
4.50%, 2/15/2027	1,840	1,826
5.20%, 6/1/2028	1,740	1,760
5.63%, 9/1/2028	1,147	1,171
4.13%, 6/15/2029	6,950	6,709
3.50%, 9/1/2030	1,678	1,548
2.38%, 7/15/2031	4,335	3,659
5.45%, 9/15/2034	510	509
5.50%, 6/15/2047	181	173
5.25%, 6/15/2049	3,010	2,761
3.50%, 7/15/2051	1,470	1,012
4.63%, 3/15/2052	5,168	4,289
5.95%, 9/15/2054	3,730	3,761
Healthpeak OP LLC, REIT 5.25%, 12/15/2032	4,042	4,100
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	3,465	3,448
Hertz Corp. (The)
4.63%, 12/1/2026 (a)	1,706	1,476
12.63%, 7/15/2029 (a)	538	584
Hertz Corp. (The), Escrow
5.50%, 10/15/2024 ‡ (g)	1,600	86
7.13%, 8/1/2026 ‡ (g)	265	55
6.00%, 1/15/2028 ‡ (g)	685	137
Hess Midstream Operations LP 5.13%, 6/15/2028 (a)	415	407
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	1,205	1,170
Hilton Domestic Operating Co., Inc. 5.88%, 3/15/2033 (a)	628	629
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	955	950
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	1,413	1,157
Huntington Bancshares, Inc. (SOFRINDX + 1.87%), 5.71%, 2/2/2035 (c)	3,851	3,936
Hyundai Capital America
3.50%, 11/2/2026 (a)	8,025	7,819
3.50%, 11/2/2026 (d)	2,600	2,533
6.50%, 1/16/2029 (a)	505	534
iHeartCommunications, Inc.
6.38%, 5/1/2026	2,045	1,774
8.38%, 5/1/2027	2,728	1,589
5.25%, 8/15/2027 (a)	1,970	1,409
ILFC E-Capital Trust I (3-MONTH CME TERM SOFR + 1.81%), 6.56%, 12/21/2065 (a) (c)	500	410
ILFC E-Capital Trust II (3-MONTH CME TERM SOFR + 2.06%), 6.81%, 12/21/2065 (a) (c)	535	446
Imola Merger Corp. 4.75%, 5/15/2029 (a)	2,780	2,669

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Interface, Inc. 5.50%, 12/1/2028 (a)	775	758
International Game Technology plc 2.38%, 4/15/2028 (d)	EUR2,912	2,959
IQVIA, Inc.
2.88%, 9/15/2025 (d)	EUR325	342
1.75%, 3/15/2026 (d)	EUR946	982
2.25%, 1/15/2028 (d)	EUR1,120	1,136
2.88%, 6/15/2028 (d)	EUR3,359	3,451
2.25%, 3/15/2029 (d)	EUR1,090	1,086
Iron Mountain, Inc., REIT
4.88%, 9/15/2027 (a)	597	588
5.00%, 7/15/2028 (a)	1,100	1,073
4.88%, 9/15/2029 (a)	345	332
4.50%, 2/15/2031 (a)	750	699
ITC Holdings Corp. 2.95%, 5/14/2030 (a)	7,371	6,671
Jazz Securities DAC 4.38%, 1/15/2029 (a)	915	869
JBS USA Holding Lux Sarl
6.75%, 3/15/2034	6,565	7,151
7.25%, 11/15/2053	2,820	3,274
JBS USA Holding Lux SARL 4.38%, 2/2/2052	1,177	922
JELD-WEN, Inc.
4.88%, 12/15/2027 (a)	870	836
7.00%, 9/1/2032 (a)	395	385
Jersey Central Power & Light Co. 2.75%, 3/1/2032 (a)	2,715	2,351
JetBlue Airways Corp. 9.88%, 9/20/2031 (a)	891	937
KeyCorp (SOFRINDX + 2.42%), 6.40%, 3/6/2035 (c)	8,202	8,748
Kinder Morgan, Inc. 5.20%, 6/1/2033	3,440	3,438
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	550	549
Kraft Heinz Foods Co. 4.88%, 10/1/2049	4,250	3,830
Kroger Co. (The) 5.50%, 9/15/2054	5,340	5,294
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	270	251
Level 3 Financing, Inc.
4.88%, 6/15/2029 (a)	1,925	1,682
11.00%, 11/15/2029 (a)	993	1,129
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a)	450	457
4.75%, 10/15/2027 (a)	1,800	1,762
Lumen Technologies, Inc.
4.13%, 4/15/2029 (a)	580	524
4.13%, 4/15/2030 (a)	1,011	892
Madison IAQ LLC
4.13%, 6/30/2028 (a)	1,630	1,560
5.88%, 6/30/2029 (a)	1,475	1,409
Marriott International, Inc. 5.35%, 3/15/2035	1,750	1,765
Marvell Technology, Inc. 5.95%, 9/15/2033	1,692	1,784
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	1,336	1,370
Matador Resources Co. 6.25%, 4/15/2033 (a)	642	633

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Mauser Packaging Solutions Holding Co.
7.88%, 4/15/2027 (a)	2,490	2,549
9.25%, 4/15/2027 (a)	485	496
Medline Borrower LP
3.88%, 4/1/2029 (a)	440	413
6.25%, 4/1/2029 (a)	845	861
5.25%, 10/1/2029 (a)	1,570	1,533
Medtronic Global Holdings SCA 1.50%, 7/2/2039	EUR1,500	1,249
Meta Platforms, Inc.
4.45%, 8/15/2052	3,701	3,302
5.40%, 8/15/2054	2,075	2,119
MetLife, Inc.
6.40%, 12/15/2036	435	453
9.25%, 4/8/2038 (a)	3,935	4,661
Metropolitan Life Global Funding I 3.30%, 3/21/2029 (a)	2,100	1,990
MGM Resorts International
5.50%, 4/15/2027	15	15
6.13%, 9/15/2029	581	587
Midcontinent Communications 8.00%, 8/15/2032 (a)	518	544
MIWD Holdco II LLC 5.50%, 2/1/2030 (a)	680	653
Molina Healthcare, Inc. 3.88%, 11/15/2030 (a)	800	728
Morgan Stanley
(SOFR + 0.88%), 1.59%, 5/4/2027 (c)	11,955	11,423
(SOFR + 1.61%), 4.21%, 4/20/2028 (c)	967	955
(SOFR + 1.73%), 5.12%, 2/1/2029 (c)	3,015	3,045
(SOFR + 1.59%), 5.16%, 4/20/2029 (c)	965	975
(SOFR + 1.63%), 5.45%, 7/20/2029 (c)	7,680	7,846
(SOFR + 1.10%), 4.65%, 10/18/2030 (c)	2,520	2,498
(SOFR + 1.14%), 2.70%, 1/22/2031 (c)	11,330	10,207
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	882	734
(SOFR + 1.20%), 2.51%, 10/20/2032 (c)	535	457
(SOFR + 1.56%), 5.32%, 7/19/2035 (c)	3,570	3,622
(SOFR + 1.36%), 2.48%, 9/16/2036 (c)	5,235	4,329
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (c)	1,255	1,284
3.97%, 7/22/2038 (i)	3,985	3,538
MPLX LP
4.00%, 3/15/2028	690	674
2.65%, 8/15/2030	1,246	1,105
Nationstar Mortgage Holdings, Inc.
5.50%, 8/15/2028 (a)	1,345	1,321
5.13%, 12/15/2030 (a)	1,140	1,084
7.13%, 2/1/2032 (a)	285	294
Navient Corp. 5.00%, 3/15/2027	385	380
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	1,122	1,228
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	2,480	2,398
5.13%, 4/15/2029 (a)	201	193

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Netflix, Inc. 5.38%, 11/15/2029 (a)	9,956	10,247
New Albertsons LP
7.45%, 8/1/2029	197	202
8.00%, 5/1/2031	480	514
Newell Brands, Inc.
5.70%, 4/1/2026 (j)	1,256	1,263
6.63%, 9/15/2029	455	467
6.38%, 5/15/2030	285	290
6.63%, 5/15/2032	190	193
7.00%, 4/1/2046 (j)	300	287
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	912	899
4.75%, 11/1/2028 (a)	1,160	1,095
NextEra Energy Capital Holdings, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (c)	1,700	1,769
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.36%), 6.70%, 9/1/2054 (c)	1,775	1,810
NiSource, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.45%), 6.95%, 11/30/2054 (c)	1,102	1,127
NMG Holding Co., Inc. 8.50%, 10/1/2028 (a)	1,030	1,046
NNN REIT, Inc., REIT 5.50%, 6/15/2034	930	950
Noble Finance II LLC 8.00%, 4/15/2030 (a)	423	433
Norfolk Southern Corp. 3.70%, 3/15/2053	1,930	1,469
Novelis Corp. 4.75%, 1/30/2030 (a)	615	579
Novelis Sheet Ingot GmbH 3.38%, 4/15/2029 (d)	EUR1,368	1,386
NRG Energy, Inc.
5.75%, 1/15/2028	200	200
5.25%, 6/15/2029 (a)	1,420	1,392
3.63%, 2/15/2031 (a)	865	771
NuStar Logistics LP 5.63%, 4/28/2027	1,000	1,002
Occidental Petroleum Corp.
5.20%, 8/1/2029	515	517
5.38%, 1/1/2032	490	487
6.20%, 3/15/2040	40	41
OI European Group BV
6.25%, 5/15/2028 (d)	EUR400	439
6.25%, 5/15/2028 (a)	EUR989	1,086
5.25%, 6/1/2029 (a)	EUR1,043	1,117
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	2,456	2,326
OneMain Finance Corp.
7.13%, 3/15/2026	1,627	1,662
4.00%, 9/15/2030	700	629
Oracle Corp. 3.60%, 4/1/2050	2,749	2,032
Organon & Co.
2.88%, 4/30/2028 (d)	EUR2,996	3,071
4.13%, 4/30/2028 (a)	2,880	2,729
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	545	538
4.63%, 3/15/2030 (a)	383	360

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Owens & Minor, Inc. 6.63%, 4/1/2030 (a)	955	925
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	1,130	1,128
Pacific Gas and Electric Co.
4.65%, 8/1/2028	4,230	4,200
6.15%, 1/15/2033	2,570	2,714
6.40%, 6/15/2033	5,220	5,598
3.75%, 8/15/2042 (j)	1,530	1,199
4.60%, 6/15/2043	2,692	2,336
4.75%, 2/15/2044	294	258
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	1,735	1,660
Par Pharmaceutical, Inc. 0.00%, 4/1/2027 ‡ (g)	248	— (l)
Paysafe Finance plc 3.00%, 6/15/2029 (d)	EUR860	857
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	824	819
4.25%, 8/1/2029 (a)	195	183
6.13%, 9/15/2032 (a)	261	263
Permian Resources Operating LLC
7.00%, 1/15/2032 (a)	1,020	1,050
6.25%, 2/1/2033 (a)	458	461
Perrigo Finance Unlimited Co. Series USD, 6.13%, 9/30/2032	330	329
PetSmart, Inc.
4.75%, 2/15/2028 (a)	2,385	2,276
7.75%, 2/15/2029 (a)	1,000	983
Pfizer Investment Enterprises Pte. Ltd. 5.34%, 5/19/2063	472	458
PG&E Corp.
5.00%, 7/1/2028	1,563	1,535
5.25%, 7/1/2030	410	403
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (c)	4,574	4,727
Philip Morris International, Inc. 5.63%, 11/17/2029	3,000	3,122
Pike Corp. 5.50%, 9/1/2028 (a)	827	809
PNC Financial Services Group, Inc. (The)
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (c) (e) (f)	3,704	3,469
(SOFR + 1.26%), 4.81%, 10/21/2032 (c)	1,975	1,956
(SOFR + 1.90%), 5.68%, 1/22/2035 (c)	1,055	1,093
Post Holdings, Inc.
5.50%, 12/15/2029 (a)	1,409	1,374
4.63%, 4/15/2030 (a)	1,000	938
PPL Capital Funding, Inc. 5.25%, 9/1/2034	330	334
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	1,270	1,250
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	750	750
3.38%, 8/31/2027 (a)	40	38
Prudential Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.40%), 6.50%, 3/15/2054 (c)	2,395	2,474
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	2,695	2,277
Range Resources Corp.
8.25%, 1/15/2029	340	350
4.75%, 2/15/2030 (a)	75	71

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Raven Acquisition Holdings LLC 6.88%, 11/15/2031 (a)	506	506
Regency Centers LP, REIT 2.95%, 9/15/2029	1,185	1,098
RHP Hotel Properties LP, REIT
4.75%, 10/15/2027	3,624	3,554
4.50%, 2/15/2029 (a)	755	722
RingCentral, Inc. 8.50%, 8/15/2030 (a)	1,509	1,600
Rite Aid Corp.
8.00%, 10/18/2024 ‡	707	—
7.50%, 7/1/2025 ‡ (g)	871	—
8.00%, 11/15/2026 ‡ (g)	1,643	—
(3-MONTH CME TERM SOFR + 7.00%), 12.06%, 8/30/2031 ‡ (a) (c)	247	223
15.00% (PIK), 8/30/2031 ‡ (h)	1,039	428
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	1,170	1,117
3.63%, 3/1/2029 (a)	640	591
4.00%, 10/15/2033 (a)	435	378
Roper Technologies, Inc. 2.95%, 9/15/2029	1,807	1,668
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	556	557
6.25%, 3/15/2032 (a)	470	480
6.00%, 2/1/2033 (a)	693	702
SBA Communications Corp., REIT 3.13%, 2/1/2029	295	270
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026	395	391
4.50%, 10/15/2029	2,197	2,070
4.00%, 4/1/2031	2,495	2,228
4.38%, 2/1/2032	1,485	1,329
Seagate HDD Cayman
4.09%, 6/1/2029	1,369	1,294
8.25%, 12/15/2029	825	885
Sempra
3.80%, 2/1/2038	1,865	1,600
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.79%), 6.88%, 10/1/2054 (c)	2,210	2,259
Sensata Technologies BV 4.00%, 4/15/2029 (a)	1,470	1,371
Sensata Technologies, Inc. 3.75%, 2/15/2031 (a)	11	10
Service Corp. International
5.13%, 6/1/2029	325	320
3.38%, 8/15/2030	974	871
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	392	405
Shutterfly Finance LLC
8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (h)	1,102	957
9.75%, 10/1/2027 (a)	173	175
Silgan Holdings, Inc.
3.25%, 3/15/2025	EUR2,850	3,004
2.25%, 6/1/2028	EUR433	433
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	1,535	1,508

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.00%, 7/15/2028 (a)	440	413
5.50%, 7/1/2029 (a)	1,306	1,276
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a)	4,110	4,092
SM Energy Co.
6.63%, 1/15/2027	2,180	2,182
6.75%, 8/1/2029 (a)	469	472
7.00%, 8/1/2032 (a)	402	404
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	1,315	1,236
Southern California Edison Co.
Series A, 4.20%, 3/1/2029	2,217	2,172
Series 13-A, 3.90%, 3/15/2043	564	467
3.65%, 2/1/2050	1,513	1,148
Southern Co. Gas Capital Corp.
Series 20-A, 1.75%, 1/15/2031	1,724	1,439
5.15%, 9/15/2032	2,350	2,379
Spectrum Brands, Inc. 3.88%, 3/15/2031 (a)	217	187
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	460	495
Sprint Capital Corp. 6.88%, 11/15/2028	4,210	4,520
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	3,240	3,230
Stagwell Global LLC 5.63%, 8/15/2029 (a)	1,164	1,122
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	34	33
4.75%, 1/15/2028 (a)	3,900	3,790
4.38%, 7/15/2030 (a)	420	391
Staples, Inc.
10.75%, 9/1/2029 (a)	1,990	1,962
12.75%, 1/15/2030 (a)	1,063	877
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (b) (c) (e) (f)	1,129	1,159
Summit Materials LLC 5.25%, 1/15/2029 (a)	1,113	1,122
Synaptics, Inc. 4.00%, 6/15/2029 (a)	2,590	2,383
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	2,230	2,182
5.60%, 6/12/2034	1,525	1,572
Tallgrass Energy Partners LP
5.50%, 1/15/2028 (a)	105	102
7.38%, 2/15/2029 (a)	100	102
6.00%, 12/31/2030 (a)	400	379
6.00%, 9/1/2031 (a)	1,500	1,420
Targa Resources Partners LP 4.00%, 1/15/2032	1,200	1,111
TEGNA, Inc. 4.63%, 3/15/2028	505	480
Tempur Sealy International, Inc.
4.00%, 4/15/2029 (a)	3,965	3,687
3.88%, 10/15/2031 (a)	435	386
Tenet Healthcare Corp.
6.25%, 2/1/2027	3,565	3,568
5.13%, 11/1/2027	1,237	1,226

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.63%, 6/15/2028	1,665	1,616
6.13%, 10/1/2028	345	346
4.25%, 6/1/2029	420	397
6.13%, 6/15/2030	25	25
6.75%, 5/15/2031	735	753
Terex Corp.
5.00%, 5/15/2029 (a)	1,580	1,527
6.25%, 10/15/2032 (a)	421	421
Texas Instruments, Inc.
5.00%, 3/14/2053	200	194
5.15%, 2/8/2054	2,580	2,561
Thermo Fisher Scientific, Inc. 0.88%, 10/1/2031	EUR200	186
TI Automotive Finance plc 3.75%, 4/15/2029 (d)	EUR1,993	2,067
T-Mobile USA, Inc.
2.63%, 2/15/2029	1,009	926
3.38%, 4/15/2029	4,380	4,128
2.25%, 11/15/2031	3,778	3,195
TransDigm, Inc.
6.38%, 3/1/2029 (a)	611	621
6.63%, 3/1/2032 (a)	612	627
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (a)	76	76
Transocean, Inc. 8.25%, 5/15/2029 (a)	478	482
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	1,370	1,430
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (a)	144	130
5.13%, 4/1/2029 (a)	730	387
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	586	583
Triumph Group, Inc. 9.00%, 3/15/2028 (a)	171	179
Truist Financial Corp.
(SOFR + 2.30%), 6.12%, 10/28/2033 (c)	945	1,000
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	3,876	3,840
(SOFR + 2.36%), 5.87%, 6/8/2034 (c)	3,181	3,314
(SOFR + 1.92%), 5.71%, 1/24/2035 (c)	580	598
Uber Technologies, Inc. 5.35%, 9/15/2054	510	497
UGI International LLC 2.50%, 12/1/2029 (d)	EUR1,985	1,916
Union Electric Co. 3.90%, 4/1/2052	885	711
United Rentals North America, Inc. 5.50%, 5/15/2027	341	341
United States Cellular Corp. 6.70%, 12/15/2033	2,099	2,274
United States Steel Corp. 6.88%, 3/1/2029	190	192
Univision Communications, Inc. 6.63%, 6/1/2027 (a)	1,845	1,838
US Bancorp (SOFR + 1.86%), 5.68%, 1/23/2035 (c)	1,100	1,139
US Foods, Inc. 4.75%, 2/15/2029 (a)	135	130
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	410	421
Ventas Realty LP, REIT 5.00%, 1/15/2035	2,645	2,586
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	550	575
9.50%, 2/1/2029 (a)	620	693

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
7.00%, 1/15/2030 (a)	640	654
9.88%, 2/1/2032 (a)	748	832
Viavi Solutions, Inc. 3.75%, 10/1/2029 (a)	222	203
VICI Properties LP, REIT
3.50%, 2/15/2025 (a)	220	219
5.75%, 2/1/2027 (a)	258	260
3.75%, 2/15/2027 (a)	240	232
4.63%, 12/1/2029 (a)	664	642
4.13%, 8/15/2030 (a)	245	229
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	332	331
3.70%, 1/30/2027 (a)	3,157	3,080
5.63%, 2/15/2027 (a)	820	820
4.38%, 5/1/2029 (a)	1,126	1,074
6.88%, 4/15/2032 (a)	457	474
6.00%, 4/15/2034 (a)	4,180	4,339
5.70%, 12/30/2034 (a) (k)	875	888
Vital Energy, Inc. 7.88%, 4/15/2032 (a)	1,100	1,082
Wabash National Corp. 4.50%, 10/15/2028 (a)	2,825	2,625
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	456	472
Warnermedia Holdings, Inc.
3.76%, 3/15/2027	4,097	3,968
4.30%, 1/17/2030	EUR2,922	3,150
4.28%, 3/15/2032	8,173	7,375
5.05%, 3/15/2042	1,765	1,491
5.14%, 3/15/2052	3,974	3,195
Wayfair LLC 7.25%, 10/31/2029 (a)	1,060	1,074
Weekley Homes LLC 4.88%, 9/15/2028 (a)	980	936
Wells Fargo & Co.
(SOFR + 1.51%), 3.53%, 3/24/2028 (c)	4,820	4,685
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (c)	3,320	3,224
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	7,130	7,310
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (c) (e) (f)	2,450	2,539
(SOFR + 1.78%), 5.50%, 1/23/2035 (c)	3,930	4,028
4.90%, 11/17/2045	1,210	1,098
Welltower OP LLC, REIT
2.80%, 6/1/2031	2,010	1,780
3.85%, 6/15/2032	1,390	1,299
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 (a) (g)	1,235	506
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	550	563
6.38%, 3/15/2029 (a)	803	822
6.63%, 3/15/2032 (a)	470	485
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	460	463
William Carter Co. (The) 5.63%, 3/15/2027 (a)	752	755
Williams Cos., Inc. (The) 3.50%, 10/15/2051	3,945	2,858
Williams Scotsman, Inc. 6.63%, 6/15/2029 (a)	1,045	1,063

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
WMG Acquisition Corp. 2.25%, 8/15/2031 (d)	EUR798	768
WP Carey, Inc., REIT
2.40%, 2/1/2031	580	500
2.25%, 4/1/2033	1,302	1,052
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	180	177
5.63%, 8/15/2029 (a)	1,580	1,478
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	3,544	3,453
6.25%, 3/15/2033 (a)	436	435
Xerox Holdings Corp. 8.88%, 11/30/2029 (a)	1,093	941
XPO, Inc. 7.13%, 2/1/2032 (a)	1,100	1,147
		1,204,364
Total Corporate Bonds (Cost $2,261,630)		2,191,016
Foreign Government Securities — 14.1%
Angola — 0.1%
Republic of Angola 8.00%, 11/26/2029 (d)	3,420	3,087
Brazil — 1.0%
Notas do Tesouro Nacional 10.00%, 1/1/2027 (g)	BRL229,960	35,614
Colombia — 0.3%
Republic of Colombia
3.13%, 4/15/2031	11,950	9,650
7.50%, 2/2/2034	640	642
		10,292
Costa Rica — 0.2%
Republic of Costa Rica
6.13%, 2/19/2031 (d)	3,310	3,340
7.30%, 11/13/2054 (a)	4,664	4,952
		8,292
Czech Republic — 0.9%
Czech Republic
4.90%, 4/14/2034	CZK434,150	19,436
1.95%, 7/30/2037	CZK401,000	13,279
		32,715
Dominican Republic — 0.4%
Dominican Republic Government Bond
6.88%, 1/29/2026 (a)	4,620	4,662
6.85%, 1/27/2045 (d)	7,910	8,105
		12,767
Egypt — 0.2%
Arab Republic of Egypt 7.63%, 5/29/2032 (d)	7,780	6,963
El Salvador — 0.1%
Republic of El Salvador 9.65%, 11/21/2054 (a)	4,306	4,530

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Guatemala — 0.3%
Republic of Guatemala
6.05%, 8/6/2031 (a)	6,433	6,391
6.55%, 2/6/2037 (a)	4,022	4,053
		10,444
Hungary — 0.3%
Hungary Government Bond
5.50%, 3/26/2036 (a)	8,143	7,807
6.75%, 9/25/2052 (a)	3,931	4,142
		11,949
Indonesia — 1.6%
Republic of Indonesia
6.88%, 4/15/2029	IDR276,148,000	17,515
7.00%, 2/15/2033	IDR168,525,000	10,715
6.75%, 7/15/2035	IDR455,266,000	28,266
		56,496
Israel — 0.2%
State of Israel Government Bond 3.38%, 1/15/2050	7,840	5,290
Ivory Coast — 0.4%
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (d)	2,330	2,319
6.13%, 6/15/2033 (d)	6,302	5,719
6.88%, 10/17/2040 (a)	EUR7,400	6,825
		14,863
Kenya — 0.2%
Republic of Kenya 7.25%, 2/28/2028 (a)	5,430	5,232
Lebanon — 0.0% ^
Lebanese Republic
6.65%, 4/22/2024 (d) (g)	3,207	297
6.65%, 11/3/2028 (d) (g)	3,134	290
		587
Mexico — 3.1%
Mex Bonos Desarr Fix Rt
7.75%, 5/29/2031	MXN721,220	32,150
7.50%, 5/26/2033	MXN715,710	30,461
8.00%, 5/24/2035	MXN647,590	27,973
United Mexican States
4.49%, 5/25/2032	EUR4,321	4,626
6.35%, 2/9/2035	3,247	3,278
3.77%, 5/24/2061	7,068	4,338
3.75%, 4/19/2071	11,835	7,046
		109,872
Nigeria — 0.1%
Federal Republic of Nigeria 7.38%, 9/28/2033 (a)	3,770	3,187

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Oman — 0.4%
Sultanate of Oman Government Bond
5.63%, 1/17/2028 (d)	3,200	3,224
6.25%, 1/25/2031 (d)	5,140	5,359
6.75%, 1/17/2048 (d)	3,450	3,602
		12,185
Paraguay — 0.3%
Republic of Paraguay
4.95%, 4/28/2031 (a)	4,630	4,495
3.85%, 6/28/2033 (a)	1,521	1,357
5.60%, 3/13/2048 (d)	990	909
5.40%, 3/30/2050 (d)	2,278	2,030
		8,791
Poland — 0.9%
Republic of Poland
6.00%, 10/25/2033	PLN18,919	4,827
2.00%, 8/25/2036	PLN77,331	16,932
5.50%, 3/18/2054	8,439	8,153
		29,912
Romania — 0.4%
Romania Government Bond
6.63%, 9/27/2029 (a)	EUR5,389	6,143
6.38%, 1/30/2034 (a)	4,658	4,560
4.63%, 4/3/2049 (a)	EUR3,467	3,017
7.63%, 1/17/2053 (a)	1,512	1,590
		15,310
Saudi Arabia — 0.3%
Kingdom of Saudi Arabia 5.00%, 1/18/2053 (a)	11,522	10,301
Senegal — 0.1%
Republic of Senegal 6.25%, 5/23/2033 (d)	4,555	3,826
South Africa — 1.5%
Republic of South Africa
4.30%, 10/12/2028	5,530	5,240
4.85%, 9/30/2029	5,370	5,083
9.00%, 1/31/2040	ZAR737,800	35,424
7.95%, 11/19/2054 (a)	6,346	6,385
		52,132
Turkey — 0.7%
Istanbul Metropolitan Municipality
6.38%, 12/9/2025 (d)	3,440	3,432
10.50%, 12/6/2028 (d)	3,120	3,401
Republic of Turkiye (The)
9.88%, 1/15/2028	3,421	3,826

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Turkey—continued
7.63%, 5/15/2034	4,819	5,018
6.50%, 1/3/2035	9,354	8,972
		24,649
United Arab Emirates — 0.1%
United Arab Emirates Government Bond 4.00%, 7/28/2050 (a)	6,850	4,583
Total Foreign Government Securities (Cost $542,621)		493,869
Mortgage-Backed Securities — 8.8%
United States — 8.8%
FHLMC UMBS, 30 Year Pool # SD8342, 5.50%, 7/1/2053	3,394	3,395
FNMA UMBS, 30 Year
Pool # FS8290, 5.50%, 9/1/2053	42,733	43,012
Pool # FS8365, 5.50%, 6/1/2054	14,390	14,458
GNMA II, Single Family, 30 Year
TBA, 4.50%, 12/15/2054 (k)	165,617	159,798
TBA, 5.00%, 12/15/2054 (k)	88,604	87,317
Total Mortgage-Backed Securities (Cost $305,997)		307,980
Convertible Bonds — 4.7%
Austria — 0.0% ^
ams-OSRAM AG 2.13%, 11/3/2027 (d)	EUR2,000	1,619
China — 0.1%
H World Group Ltd. 3.00%, 5/1/2026	3,640	3,820
Israel — 0.1%
Nice Ltd. Zero Coupon, 9/15/2025	1,886	1,809
Singapore — 0.1%
Sea Ltd. 2.38%, 12/1/2025	1,750	2,332
United States — 4.4%
Advanced Energy Industries, Inc. 2.50%, 9/15/2028	3,533	3,837
Alarm.com Holdings, Inc.
Zero Coupon, 1/15/2026	2,387	2,233
2.25%, 6/1/2029 (a)	2,565	2,618
Bentley Systems, Inc. 0.13%, 1/15/2026	2,506	2,466
BigCommerce Holdings, Inc. 0.25%, 10/1/2026	5,421	4,810
Block, Inc. 0.13%, 3/1/2025	360	359
Box, Inc.
Zero Coupon, 1/15/2026	2,759	3,819
1.50%, 9/15/2029 (a)	554	567
Cheesecake Factory, Inc. (The) 0.38%, 6/15/2026	1,836	1,792
Dropbox, Inc. Zero Coupon, 3/1/2028	3,396	3,356
Enphase Energy, Inc. Zero Coupon, 3/1/2028	4,040	3,309
Etsy, Inc. 0.13%, 10/1/2026	3,150	3,050
Five9, Inc. 1.00%, 3/15/2029 (a)	4,407	4,006
Ford Motor Co. Zero Coupon, 3/15/2026	3,713	3,679
Global Payments, Inc. 1.50%, 3/1/2031 (a)	2,638	2,663

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
United States — continued
Greenbrier Cos., Inc. (The) 2.88%, 4/15/2028	4,969	6,506
Itron, Inc. 1.38%, 7/15/2030 (a)	2,740	3,052
Jazz Investments I Ltd. 3.13%, 9/15/2030 (a)	4,705	5,060
JetBlue Airways Corp. 2.50%, 9/1/2029 (a)	2,250	2,642
Kite Realty Group LP REIT, 0.75%, 4/1/2027 (a)	2,431	2,791
Live Nation Entertainment, Inc. 3.13%, 1/15/2029	4,070	5,805
Lumentum Holdings, Inc. 1.50%, 12/15/2029	2,641	3,781
Lyft, Inc. 0.63%, 3/1/2029 (a)	3,322	3,681
Microchip Technology, Inc.
1.63%, 2/15/2027	835	1,601
0.75%, 6/1/2030 (a)	2,390	2,263
MKS Instruments, Inc. 1.25%, 6/1/2030 (a)	4,970	5,064
ON Semiconductor Corp. Zero Coupon, 5/1/2027	5,336	7,639
Pebblebrook Hotel Trust REIT, 1.75%, 12/15/2026	2,782	2,587
PG&E Corp. 4.25%, 12/1/2027 (a)	4,840	5,442
Seagate HDD Cayman 3.50%, 6/1/2028	2,610	3,490
Snap, Inc.
0.75%, 8/1/2026	2,090	2,053
Zero Coupon,5/1/2027	1,711	1,473
0.50%, 5/1/2030 (a)	935	825
Snowflake, Inc. Zero Coupon, 10/1/2027 (a)	3,654	4,673
SoFi Technologies, Inc. 1.25%, 3/15/2029 (a)	3,435	6,424
SolarEdge Technologies, Inc. 2.25%, 7/1/2029 (a)	2,358	1,738
Southern Co. (The) 4.50%, 6/15/2027 (a)	4,835	5,220
Southwest Airlines Co. 1.25%, 5/1/2025	2,010	2,042
Spectrum Brands, Inc. 3.38%, 6/1/2029 (a)	4,349	4,396
Synaptics, Inc. 0.75%, 12/1/2031 (a)	3,497	3,657
Topgolf Callaway Brands Corp. 2.75%, 5/1/2026	2,208	2,145
TripAdvisor, Inc. 0.25%, 4/1/2026	3,805	3,561
Uber Technologies, Inc. 0.88%, 12/1/2028	3,563	4,262
Veeco Instruments, Inc. 2.88%, 6/1/2029	2,764	3,401
Wayfair, Inc.
0.63%, 10/1/2025	2,125	2,019
3.25%, 9/15/2027	2,855	3,127
Wolfspeed, Inc. 0.25%, 2/15/2028	220	103
		155,087
Total Convertible Bonds (Cost $156,835)		164,667
Loan Assignments — 2.9% (c) (m)
Canada — 0.0% ^
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.25%), 6.86%, 8/16/2030	2,227	2,234
United States — 2.9%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.75%), 9.63%, 4/20/2028	1,647	1,699
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 3.50%), 8.10%, 2/3/2031 (n)	1,183	1,191
AHP Health Partners, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.32%, 8/24/2028	1,559	1,571
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 7.25%, 2/1/2029 (n)	2,305	2,302

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Altar Bidco, Inc., 2nd Lien Term Loan (12-MONTH CME TERM SOFR + 5.60%), 10.40%, 2/1/2030	725	700
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.82%, 2/15/2029	1,992	1,997
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (12-MONTH CME TERM SOFR + 3.50%), 7.70%, 9/20/2031 (n)	3,000	3,020
Belron Finance US LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.27%, 10/16/2031 (n)	2,500	2,526
Boost Newco Borrower LLC, 1st Lien Term Loan B-1 (3-MONTH CME TERM SOFR + 2.50%), 7.10%, 1/31/2031	2,016	2,033
Boxer Parent Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 8.34%, 7/30/2031	1,240	1,248
Buckeye Partners LP, 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 2.00%), 6.57%, 11/22/2030	1,771	1,775
Camelot U.S. Acquisition LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.32%, 1/31/2031	766	761
Cedar Fair LP, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.67%, 5/1/2031	1,237	1,240
Central Parent LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.85%, 7/6/2029	1,000	1,000
Chariot Buyer LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.92%, 11/3/2028	2,529	2,540
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 6.59%, 12/9/2030	442	441
Claire's Stores, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 6.50%), 11.17%, 12/18/2026	1,608	1,330
CommScope, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.94%, 4/6/2026	561	548
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.44%, 5/17/2028	2,824	2,525
Crown Finance US, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 5.25%), 9.03%, 10/30/2031 (n)	750	746
CSC Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.50%), 9.11%, 1/18/2028	1,843	1,808
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.84%, 1/18/2029	1,741	1,746
Elanco Animal Health, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 6.52%, 8/2/2027	1,306	1,306
EMRLD Borrower LP, 1st Lien Term Loan B (6-MONTH CME TERM SOFR + 2.50%), 6.93%, 5/31/2030	948	949
FGI Operating Co. LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR), 0.00%, 12/31/2024 ‡ (g)	46	4
First Student Bidco, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.70%, 7/21/2028	2,017	2,025
Genesee & Wyoming, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 6.60%, 4/10/2031	2,700	2,707
Genesys Cloud Services Holdings II LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.57%, 12/1/2027 (n)	3,657	3,688
Hub International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.37%, 6/20/2030	2,771	2,791
Icon Parent, Inc., 1st Lien Term Loan (12-MONTH CME TERM SOFR + 3.00%), 8.05%, 11/13/2031 (n)	3,000	3,020
Iridium Satellite LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.82%, 9/20/2030	1,231	1,227
KBR, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.57%, 1/17/2031	1,980	1,978
Leslie's Poolmart, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.55%, 3/9/2028 (n)	2,120	2,017
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 4.25%), 8.50%, 10/10/2031 (n)	2,000	2,000
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.75%), 7.89%, 6/21/2028	756	760
Medline Borrower LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.94%, 10/23/2028	1,537	1,546
MI OpCo Holdings, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 7.25%), 12.48%, 3/31/2028	550	554
MITER Brands Acquisition Holdco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.57%, 3/28/2031	1,915	1,931
Modena Buyer LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.50%), 9.10%, 7/1/2031	1,000	977
Moran Foods LLC, 1st Lien PIK Term Loan (3-MONTH CME TERM SOFR + 2.00%), 2.00%, 6/30/2026 ‡	684	541
Moran Foods LLC, 1st Lien Super Senior Delayed Term Loan + 11.50%16.92%, 6/30/2026 ‡	19	19
Moran Foods LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 8.50%), 13.02%, 1/2/2029 ‡	85	85
Moran Foods LLC, 1st Lien Term Loan A (3-MONTH CME TERM SOFR + 2.50%), 7.02%, 1/2/2029 ‡	99	99
Moran Foods LLC, 2nd Lien PIK Term Loan (3-MONTH CME TERM SOFR + 2.00%), 2.00%, 6/30/2026 ‡	343	165
NCR Atleos LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.40%, 3/27/2029	476	477
Neon Maple US Debt Mergersub, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 3.00%), 7.60%, 7/18/2031 (n)	1,500	1,507
Pactiv Evergreen Group Holdings, Inc., 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 2.50%), 7.07%, 9/25/2028	1,635	1,646
Parexel International, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.57%, 11/15/2028	1,717	1,728

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Park River Holdings, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 8.10%, 12/28/2027	1,992	1,968
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 8.12%, 3/3/2028	1,700	1,624
PetSmart, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.42%, 2/11/2028 (n)	1,693	1,691
Pike Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.69%, 1/21/2028	1,353	1,363
Quikrete Holdings, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.82%, 3/19/2029	1,234	1,232
Raven Acquisition Holdings LLC, 1st Lien Delayed Draw Term Loan 0.00%, 10/24/2031	31	31
Raven Acquisition Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.86%, 10/24/2031 (n)	2,431	2,443
Rocket Software, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.25%), 8.82%, 11/28/2028	1,234	1,240
Serta Simmons Bedding LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 7.50%), 12.22%, 6/29/2028	347	292
SS&C Technologies, Inc., 1st Lien Term Loan B-8 (1-MONTH CME TERM SOFR + 2.00%), 6.85%, 5/9/2031	1,116	1,120
Station Casinos LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.82%, 3/14/2031	1,443	1,447
Topgolf Callaway Brands Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.67%, 3/18/2030	1,257	1,250
Trident TPI Holdings, Inc., 1st Lien Term Loan B-7 (6-MONTH CME TERM SOFR + 3.75%), 8.19%, 9/15/2028	831	839
Triton Water Holdings, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 8.12%, 3/31/2028	1,224	1,232
UKG, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.62%, 2/10/2031	2,156	2,170
USI, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.35%, 9/27/2030	2,075	2,086
Varsity Brands LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 8.27%, 8/26/2031 (n)	2,733	2,735
Wec US Holdings Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.92%, 1/27/2031	1,496	1,501
Whatabrands LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.32%, 8/3/2028	1,231	1,236
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.82%, 10/19/2029	924	928
Zekelman Industries, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.85%, 1/24/2031	1,493	1,497
		100,419
Total Loan Assignments (Cost $102,623)		102,653
Commercial Mortgage-Backed Securities — 2.0%
United States — 2.0%
A10 Revolving Asset Financing I LLC , 10.85%, 2/10/2028 ‡ (a) (i)	250	250
BANK
Series 2018-BN13, Class C, 4.70%, 8/15/2061 (i)	1,703	1,454
Series 2019-BN20, Class XA, IO, 0.92%, 9/15/2062 (i)	7,503	238
Benchmark Mortgage Trust Series 2019-B11, Class C, 3.75%, 5/15/2052 (i)	5,352	3,957
BHMS Series 2018-ATLS, Class A, 6.16%, 7/15/2035 (a) (i)	1,300	1,299
BX Commercial Mortgage Trust Series 2024-MF, Class B, 6.30%, 2/15/2039 (a) (i)	2,408	2,405
BX Trust Series 2022-LBA6, Class A, 5.61%, 1/15/2039 (a) (i)	10,375	10,362
Cascade Funding Mortgage Trust Series 2021-FRR1, Class BK45, 1.94%, 2/28/2025 (a) (i)	13,900	13,686
CCUBS Commercial Mortgage Trust Series 2017-C1, Class C, 4.58%, 11/15/2050 (i)	484	437
CD Mortgage Trust Series 2016-CD2, Class C, 4.11%, 11/10/2049 (i)	303	171
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K739, Class X1, IO, 1.29%, 9/25/2027 (i)	37,567	910
Series K104, Class X1, IO, 1.23%, 1/25/2030 (i)	25,034	1,157
Series K108, Class X1, IO, 1.81%, 3/25/2030 (i)	11,960	873
Series K117, Class X1, IO, 1.33%, 8/25/2030 (i)	41,973	2,328
Series K724, Class X3, IO, 3.95%, 12/25/2044 (i)	214	—
Series K072, Class X3, IO, 2.21%, 12/25/2045 (i)	12,354	734
Series K089, Class X3, IO, 2.38%, 1/25/2046 (i)	11,650	973
Series K078, Class X3, IO, 2.29%, 6/25/2046 (i)	10,990	745

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series K088, Class X3, IO, 2.43%, 2/25/2047 (i)	11,410	966
Series K094, Class X3, IO, 2.20%, 7/25/2047 (i)	4,450	368
FNMA ACES
Series 2020-M39, Class X2, IO, 1.64%, 8/25/2031 (i)	10,486	550
Series 2016-M4, Class X2, IO, 2.73%, 1/25/2039 (i)	2,492	13
FREMF Series 2018-KF46, Class B, 6.91%, 3/25/2028 (a) (i)	64	61
FREMF Mortgage Trust
Series 2017-KF38, Class B, 7.46%, 9/25/2024 (a) (i)	251	250
Series 2018-KF42, Class B, 7.16%, 12/25/2024 (a) (i)	648	647
Series 2018-KF45, Class B, 6.91%, 3/25/2025 (a) (i)	150	149
Series 2018-KF47, Class B, 6.96%, 5/25/2025 (a) (i)	156	155
Series 2016-KF24, Class B, 9.96%, 10/25/2026 (a) (i)	139	135
Series 2017-KF40, Class B, 7.66%, 11/25/2027 (a) (i)	537	507
Series 2018-KF50, Class B, 6.86%, 7/25/2028 (a) (i)	645	616
GS Mortgage Securities Trust Series 2015-GC30, Class C, 4.19%, 5/10/2050 (i)	605	535
Harvest Commercial Capital Loan Trust Series 2019-1, Class A, 3.29%, 9/25/2046 (a) (i)	16	16
HCFT , 7.25%, 2/13/2025 ‡	6,000	5,850
ILPT Commercial Mortgage Trust Series 2022-LPF2, Class A, 6.85%, 10/15/2039 (a) (i)	2,729	2,726
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.37%, 7/15/2048 (i)	860	622
Series 2015-C31, Class C, 4.78%, 8/15/2048 (i)	395	297
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class C, 3.51%, 12/15/2049 (i)	484	395
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 (i)	1,171	390
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24, Class C, 4.46%, 5/15/2048 (i)	607	560
Morgan Stanley Capital I Trust
Series 2005-HQ7, Class E, 5.44%, 11/14/2042 (i)	27	26
Series 2015-MS1, Class B, 4.15%, 5/15/2048 (i)	470	445
P -stlb Series 2019-STL B, 9.25%, 10/11/2026 ‡	3,800	3,724
SDR Commercial Mortgage Trust Series 2024-DSNY, Class B, 6.35%, 5/15/2039 (a) (i)	3,090	3,056
UBS Commercial Mortgage Trust Series 2017-C7, Class B, 4.29%, 12/15/2050 (i)	1,795	1,683
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (i)	876	847
Series 2019-3, Class A, 3.03%, 10/25/2049 (a) (i)	522	502
Series 2020-1, Class AFX, 2.61%, 2/25/2050 (a) (i)	1,568	1,448
Total Commercial Mortgage-Backed Securities (Cost $74,316)		69,518
Asset-Backed Securities — 1.4%
Cayman Islands — 0.5%
Apidos CLO Series 2020-34A, Class A1R, 6.03%, 1/20/2035 (a) (i)	925	927
Bain Capital Credit CLO Ltd. Series 2021-7A, Class A1, 6.03%, 1/22/2035 (a) (i)	2,500	2,503
Dryden CLO Ltd.
Series 2019-68A, Class ARR, 0.00%, 7/15/2035 ‡ (a) (i) (k)	3,600	3,600
Series 2019-68A, Class AR, 6.09%, 7/15/2035 (a) (i)	3,200	3,199
Galaxy CLO Ltd. Series 2013-15A, Class ARR, 5.89%, 10/15/2030 (a) (i)	288	287
LCM LP Series 16A, Class A2R, 6.10%, 10/15/2031 (a) (i)	868	869
Madison Park Funding Ltd. Series 2020-45A, Class AR, 6.04%, 7/15/2034 (a) (i)	675	676
Palmer Square CLO Ltd. Series 2015-1A, Class A1A4, 5.91%, 5/21/2034 (a) (i)	4,800	4,808

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Cayman Islands — continued
Palmer Square Loan Funding Ltd. Series 2021-4A, Class A1, 5.72%, 10/15/2029 (a) (i)	740	740
Renew Series 2017-1A, Class B, 5.75%, 9/20/2052 ‡ (a)	58	57
		17,666
United States — 0.9%
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033 (a)	410	399
ACE Securities Corp. Home Equity Loan Trust Series 2004-OP1, Class M2, 6.28%, 4/25/2034 (i)	21	19
AMSR Trust Series 2019-SFR1, Class E, 3.47%, 1/19/2039 (a)	3,100	2,985
Amur Equipment Finance Receivables LLC Series 2022-2A, Class A2, 5.30%, 6/21/2028 (a)	1,019	1,021
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W3, Class A3, 3.46%, 2/25/2034 (i)	38	38
BHG Securitization Trust
Series 2021-B, Class A, 0.90%, 10/17/2034 (a)	69	69
Series 2022-C, Class A, 5.32%, 10/17/2035 (a)	92	91
BMW Vehicle Lease Trust Series 2023-1, Class A3, 5.16%, 11/25/2025	324	324
Countrywide Asset-Backed Certificates Series 2002-4, Class M1, 5.83%, 12/25/2032 (i)	12	12
Credit Acceptance Auto Loan Trust Series 2023-1A, Class A, 6.48%, 3/15/2033 (a)	1,210	1,224
Driven Brands Funding LLC Series 2019-2A, Class A2, 3.98%, 10/20/2049 (a)	1,706	1,657
Exeter Automobile Receivables Trust
Series 2023-1A, Class B, 5.72%, 4/15/2027	342	342
Series 2024-3A, Class D, 5.98%, 9/16/2030	2,100	2,133
FirstKey Homes Trust
Series 2020-SFR2, Class F1, 3.02%, 10/19/2037 (a)	3,000	2,922
Series 2020-SFR2, Class F2, 3.12%, 10/19/2037 (a)	2,000	1,947
Flagship Credit Auto Trust Series 2023-1, Class B, 5.05%, 1/18/2028 (a)	733	733
Fremont Home Loan Trust Series 2004-2, Class M2, 5.63%, 7/25/2034 (i)	2	2
GLS Auto Receivables Issuer Trust
Series 2022-3A, Class D, 6.42%, 6/15/2028 (a)	510	517
Series 2021-3A, Class E, 3.20%, 10/16/2028 (a)	3,530	3,421
GM Financial Automobile Leasing Trust Series 2023-1, Class A3, 5.16%, 4/20/2026	1,027	1,028
Hertz Vehicle Financing LLC Series 2021-1A, Class C, 2.05%, 12/26/2025 (a)	228	228
HIN Timeshare Trust Series 2020-A, Class D, 5.50%, 10/9/2039 (a)	1,312	1,255
JetBlue Pass-Through Trust Series 2019-1, Class A, 2.95%, 5/15/2028	461	417
Merrill Lynch Mortgage Investors Trust Series 2003-OPT1, Class M1, 5.68%, 7/25/2034 (i)	7	6
Mid-State Capital Corp. Trust Series 2006-1, Class M2, 6.74%, 10/15/2040 (a)	47	48
MVW LLC Series 2021-1WA, Class D, 3.17%, 1/22/2041 (a)	2,236	2,102
Pagaya AI Technology in Housing Trust Series 2022-1, Class D, 4.25%, 8/25/2025 (a)	2,668	2,613
Renaissance Home Equity Loan Trust
Series 2005-1, Class AF6, 5.47%, 5/25/2035 (j)	25	25
Series 2005-2, Class M1, 5.55%, 8/25/2035 (j)	536	501
Santander Drive Auto Receivables Trust Series 2022-6, Class C, 4.96%, 11/15/2028	1,035	1,036
Saxon Asset Securities Trust Series 2004-3, Class M1, 5.60%, 12/26/2034 (i)	101	97
Structured Asset Investment Loan Trust Series 2003-BC10, Class A4, 5.70%, 10/25/2033 (i)	—	—
US Auto Funding Series 2021-1A, Class C, 2.20%, 5/15/2026 (a)	3,617	3,386
		32,598
Total Asset-Backed Securities (Cost $50,019)		50,264

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — 0.8%
United States — 0.8%
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	1,468	1,309
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	35	30
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	571	445
Angel Oak Mortgage Trust Series 2020-1, Class A1, 2.47%, 12/25/2059 (a) (i)	337	324
Chase Mortgage Finance Trust Series 2007-A1, Class 2A3, 6.66%, 2/25/2037 (i)	13	12
CHL Mortgage Pass-Through Trust Series 2007-16, Class A1, 6.50%, 10/25/2037	883	376
Connecticut Avenue Securities Trust Series 2023-R02, Class 1M1, 7.03%, 1/25/2043 (a) (i)	2,669	2,730
DSLA Mortgage Loan Trust Series 2005-AR4, Class 2A1A, 5.24%, 8/19/2045 (i)	391	330
FHLMC STACR REMIC Trust Series 2022-DNA3, Class M1B, 7.63%, 4/25/2042 (a) (i)	1,700	1,762
FHLMC, REMIC
Series 3914, Class LS, IF, IO, 1.88%, 8/15/2026 (i)	19	—
Series 4030, Class IL, IO, 3.50%, 4/15/2027	21	—
Series 4043, Class PI, IO, 2.50%, 5/15/2027	239	5
Series 4057, Class UI, IO, 3.00%, 5/15/2027	74	1
Series 4120, Class UI, IO, 3.00%, 10/15/2027	146	4
Series 4324, Class AI, IO, 3.00%, 11/15/2028	47	1
Series 4313, Class UI, IO, 3.00%, 3/15/2029	211	7
Series 3459, Class JS, IF, IO, 1.33%, 6/15/2038 (i)	139	12
Series 4018, Class HI, IO, 4.50%, 3/15/2041	44	2
Series 4073, Class IQ, IO, 4.00%, 7/15/2042	108	15
Series 4173, Class I, IO, 4.00%, 3/15/2043	285	44
Series 4305, Class SK, IF, IO, 1.68%, 2/15/2044 (i)	2,898	385
Series 4585, Class JI, IO, 4.00%, 5/15/2045	1,007	127
Series 4694, Class SA, IF, IO, 1.18%, 6/15/2047 (i)	2,568	305
Series 4689, Class SD, IF, IO, 1.23%, 6/15/2047 (i)	4,690	531
Series 5022, IO, 3.00%, 9/25/2050	5,959	1,018
Series 5023, Class MI, IO, 3.00%, 10/25/2050	10,736	1,820
Series 5072, Class DI, IO, 3.50%, 2/25/2051	9,815	1,873
FHLMC, STRIPS Series 319, Class S2, IF, IO, 1.08%, 11/15/2043 (i)	5,730	680
FNMA, REMIC
Series 2013-15, IO, 2.50%, 3/25/2028	407	11
Series 2014-35, Class KI, IO, 3.00%, 6/25/2029	259	8
Series 2014-44, Class QI, IO, 3.00%, 8/25/2029	121	3
Series 2013-66, Class IE, IO, 3.00%, 8/25/2032	1,350	38
Series 2013-61, Class HI, IO, 3.00%, 6/25/2033	1,679	136
Series 2013-64, Class LI, IO, 3.00%, 6/25/2033	426	33
Series 2012-93, Class SE, IF, IO, 1.25%, 9/25/2042 (i)	1,282	138
Series 2012-93, Class SG, IF, IO, 1.25%, 9/25/2042 (i)	251	27
Series 2014-14, Class SA, IF, IO, 1.10%, 4/25/2044 (i)	3,793	394
Series 2015-40, Class LS, IF, IO, 1.32%, 6/25/2045 (i)	2,016	222
Series 2015-85, Class SA, IF, IO, 0.77%, 11/25/2045 (i)	2,458	251
Series 2016-39, Class LS, IF, IO, 1.15%, 7/25/2046 (i)	7,509	823
Series 2016-61, Class ST, IF, IO, 1.15%, 9/25/2046 (i)	5,061	549
FNMA, STRIPS Series 401, Class C6, IO, 4.50%, 10/25/2029	45	1
GNMA
Series 2011-13, Class S, IF, IO, 1.23%, 1/16/2041 (i)	262	22

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2015-H13, Class GI, IO, 1.61%, 4/20/2065 (i)	654	16
Goodgreen Trust Series 2017-R15.00%, 10/20/2051 ‡	143	136
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (a) (i)	125	15
HarborView Mortgage Loan Trust Series 2007-6, Class 2A1A, 4.91%, 8/19/2037 (i)	84	74
JPMorgan Alternative Loan Trust Series 2006-A2, Class 1A1, 5.06%, 5/25/2036 (i)	1,284	1,037
MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.90%, 8/25/2033 (i)	91	51
Starwood Mortgage Residential Trust Series 2020-1, Class A1, 2.27%, 2/25/2050 (a) (i)	109	104
Structured Adjustable Rate Mortgage Loan Trust Series 2005-1, Class 5A1, 5.19%, 2/25/2035 (i)	59	56
Verus Securitization Trust Series 2020-1, Class A1, 3.42%, 1/25/2060 (a) (j)	205	201
VM Master Issuer LLC Series 2022-1, Class A1, 6.16%, 5/24/2025 ‡ (a) (j)	9,627	9,560
Total Collateralized Mortgage Obligations (Cost $30,412)		28,054
Supranational — 0.5%
European Union, 3.00%, 3/4/2053 (d) (Cost $15,148)	EUR15,145	15,666
	SHARES (000)
Common Stocks — 0.2%
France — 0.1%
Vallourec SACA *	85	1,488
Luxembourg — 0.0% ^
Intelsat SA ‡ *	35	1,080
United States — 0.1%
Claire's Stores, Inc. ‡ * (o)	1	1
Clear Channel Outdoor Holdings, Inc. *	71	107
Endo GUC Trust ‡ *	22	14
Endo, Inc. *	48	1,102
Envision Healthcare Corp. ‡ *	3	33
Expand Energy Corp.	9	849
iHeartMedia, Inc., Class A *	25	56
Mallinckrodt plc ‡ *	1	53
Moran Foods Backstop Equity ‡ *	2,629	—
MYT Holding LLC ‡ *	247	62
NMG, Inc. ‡ *	2	210
Rite Aid ‡ *	2	—
Serta Simmons Bedding LLC ‡ *	84	610
SSB Equipment Co., Inc. ‡ *	84	—
Windstream Holdings, Inc. ‡ *	1	14
		3,111
Total Common Stocks (Cost $6,247)		5,679
Convertible Preferred Stocks — 0.1%
United States — 0.1%
Claire's Stores, Inc. ‡ (o) (Cost $1,867)	1	2,056

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Preferred Stocks — 0.0% ^
United States — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡ (Cost $403)	419	430
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
United Kingdom — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD ‡ *(Cost $—)	43	215
	SHARES (000)
Short-Term Investments — 6.8%
Investment Companies — 6.8%
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.60% (p) (q) (Cost $239,125)	239,072	239,167
Total Investments — 104.8% (Cost $3,787,243)		3,671,234
Liabilities in Excess of Other Assets — (4.8)%		(167,236)
NET ASSETS — 100.0%		3,503,998

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ACES	Alternative Credit Enhancement Securities
BRL	Brazilian Real
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CZK	Czech Republic Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2024. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
MXN	Mexican Peso
PIK	Payment In Kind
PLN	Polish Zloty
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar
ZAR	South African Rand

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2024 is $130,962 or 3.74% of the Fund’s
net assets as of November 30, 2024.

(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2024.
(d)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(e)	Security is an interest bearing note with preferred security characteristics.
(f)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2024.

(g)	Defaulted security.
(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2024.

(j)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2024.

(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)	Value is zero.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	All or a portion of this security is unsettled as of November 30, 2024. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(o)	Fund is subject to legal or contractual restrictions on the resale of the security.
(p)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(q)	The rate shown is the current yield as of November 30, 2024.
Futures contracts outstanding as of November 30, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Euro-Bobl	1,700	12/06/2024	EUR	215,415	1,513
Euro-BTP	710	12/06/2024	EUR	92,233	2,765
Euro-Bund	80	12/06/2024	EUR	11,404	279
Euro-Buxl 30 Year Bond	77	12/06/2024	EUR	11,401	660
Euro-Schatz	1,177	12/06/2024	EUR	133,186	511
U.S. Treasury 10 Year Note	293	03/20/2025	USD	32,587	70
U.S. Treasury 10 Year Ultra Note	2,049	03/20/2025	USD	235,315	3,117
U.S. Treasury Long Bond	129	03/20/2025	USD	15,424	376
Long Gilt	653	03/27/2025	GBP	79,676	1,171
U.S. Treasury 2 Year Note	368	03/31/2025	USD	75,854	166
U.S. Treasury 5 Year Note	693	03/31/2025	USD	74,590	524
					11,152

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
Euro-Bobl	(632)	12/06/2024	EUR	(80,084)	(595)
Euro-Buxl 30 Year Bond	(50)	12/06/2024	EUR	(7,404)	(415)
Japan 10 Year Bond	(129)	12/13/2024	JPY	(123,288)	957
U.S. Treasury 10 Year Note	(7)	03/20/2025	USD	(778)	(10)
U.S. Treasury 10 Year Ultra Note	(525)	03/20/2025	USD	(60,293)	(953)
U.S. Treasury Long Bond	(203)	03/20/2025	USD	(24,271)	(566)
U.S. Treasury Ultra Bond	(1,596)	03/20/2025	USD	(203,241)	(6,631)
U.S. Treasury 5 Year Note	(1,954)	03/31/2025	USD	(210,314)	(1,479)
(9,692)
1,460

Abbreviations
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of November 30, 2024 (amounts in thousands):

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	3,396	USD	3,574	BNP Paribas	12/4/2024	15
EUR	536,942	USD	565,615	HSBC Bank, NA	12/4/2024	1,821
GBP	11,597	USD	14,684	BNP Paribas	12/4/2024	72
USD	729	EUR	669	BNP Paribas	12/4/2024	22
USD	589,156	EUR	541,286	HSBC Bank, NA	12/4/2024	17,130
USD	14,566	GBP	11,216	HSBC Bank, NA	12/4/2024	295
EUR	2,099	USD	2,218	Barclays Bank plc	1/3/2025	4
CLP	43,327,892	USD	44,316	Citibank, NA**	1/6/2025	142
EUR	24,159	HUF	9,845,896	Barclays Bank plc	1/6/2025	409
EUR	17,982	USD	19,007	Barclays Bank plc	1/6/2025	24
EUR	3,891	USD	4,100	HSBC Bank, NA	1/6/2025	18
KRW	24,438,910	USD	17,504	Citibank, NA**	1/6/2025	38
MXN	547,700	CAD	36,901	Goldman Sachs International	1/6/2025	435
MXN	153,553	USD	7,418	BNP Paribas	1/6/2025	104
SGD	34,428	USD	25,587	BNP Paribas	1/6/2025	160
SGD	35,183	USD	26,182	Goldman Sachs International	1/6/2025	129
THB	900,393	USD	26,123	Goldman Sachs International	1/6/2025	208
TWD	866,200	USD	26,612	Citibank, NA**	1/6/2025	114
USD	10,124	BRL	59,130	Citibank, NA**	1/6/2025	338
USD	16,951	BRL	101,539	Goldman Sachs International**	1/6/2025	146
USD	25,944	CNY	185,667	Citibank, NA**	1/6/2025	58
USD	3,728	EUR	3,522	BNP Paribas	1/6/2025	1
USD	11,853	HUF	4,632,165	Barclays Bank plc	1/6/2025	16
USD	24,455	HUF	9,518,645	BNP Paribas	1/6/2025	130
USD	8,711	INR	736,845	Barclays Bank plc**	1/6/2025	13
USD	26,221	INR	2,214,598	Goldman Sachs International**	1/6/2025	78
USD	25,994	SGD	34,717	Citibank, NA	1/6/2025	31
ZAR	165,350	USD	9,074	Goldman Sachs International	1/6/2025	74
ZAR	237,195	USD	13,061	HSBC Bank, NA	1/6/2025	62
ZAR	236,565	USD	13,061	Morgan Stanley	1/6/2025	27
PLN	39,222	USD	9,625	BNP Paribas	1/7/2025	15
PLN	15,680	USD	3,793	Goldman Sachs International	1/7/2025	61
USD	4,459	COP	19,701,380	Goldman Sachs International**	1/7/2025	37
TRY	542,078	USD	12,649	Barclays Bank plc	1/22/2025	2,172
TRY	4,710	USD	116	Morgan Stanley	1/22/2025	13
Total unrealized appreciation						24,412
EUR	1,615	USD	1,748	HSBC Bank, NA	12/4/2024	(41)
USD	482	GBP	381	Barclays Bank plc	12/4/2024	(3)
USD	566,373	EUR	536,942	HSBC Bank, NA	1/3/2025	(1,852)
USD	14,684	GBP	11,597	BNP Paribas	1/3/2025	(72)
BRL	93,304	USD	15,793	BNP Paribas**	1/6/2025	(350)
BRL	76,090	USD	13,035	Goldman Sachs International**	1/6/2025	(441)
CLP	12,509,050	USD	13,147	Bank of America NA**	1/6/2025	(312)
CLP	12,509,050	USD	13,130	Citibank, NA**	1/6/2025	(294)
EUR	7,096	USD	7,552	HSBC Bank, NA	1/6/2025	(42)
HUF	10,343,273	EUR	25,041	Barclays Bank plc	1/6/2025	(71)
SGD	34,187	USD	25,944	Citibank, NA	1/6/2025	(377)
TWD	272,206	USD	8,420	Barclays Bank plc**	1/6/2025	(21)
USD	13,101	AUD	20,142	Goldman Sachs International	1/6/2025	(41)
USD	25,441	AUD	39,348	HSBC Bank, NA	1/6/2025	(231)
USD	14,084	AUD	21,691	Merrill Lynch International	1/6/2025	(68)
USD	17,301	BRL	104,946	Goldman Sachs International**	1/6/2025	(69)
USD	8,749	CAD	12,259	BNP Paribas	1/6/2025	(19)
USD	9,456	CNY	68,375	BNP Paribas**	1/6/2025	(77)
USD	33,509	CZK	805,527	Goldman Sachs International	1/6/2025	(238)
USD	5,865	EUR	5,597	Barclays Bank plc	1/6/2025	(59)
USD	60,390	EUR	57,373	HSBC Bank, NA	1/6/2025	(334)

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
USD	58,903	IDR	941,034,676	Goldman Sachs International**	1/6/2025	(395)
USD	90,301	MXN	1,873,440	HSBC Bank, NA	1/6/2025	(1,465)
USD	13,061	SGD	17,482	Citibank, NA	1/6/2025	(13)
USD	39,215	SGD	52,725	Goldman Sachs International	1/6/2025	(216)
USD	25,269	THB	885,261	HSBC Bank, NA	1/6/2025	(619)
USD	35,758	ZAR	658,240	Barclays Bank plc	1/6/2025	(660)
USD	12,779	COP	57,388,491	Goldman Sachs International**	1/7/2025	(102)
USD	13,073	TRY	546,788	Goldman Sachs International	1/22/2025	(1,876)
Total unrealized depreciation						(10,358)
Net unrealized appreciation						14,054

Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chile Peso
CNY	China Yuan
COP	Columbian Peso
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Republic Won
MXN	Mexican Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of November 30, 2024 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.43-V1	5.00	Quarterly	12/20/2029	2.95	USD 124,800	(9,251)	(2,693)	(11,944)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Centrally Cleared interest rate swap contracts outstanding as of November 30, 2024 (amounts in thousands):

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
6 month EURIBOR semi-annually	2.16 annually	Pay	12/18/2026	EUR412,300	—	674	674
6 month EURIBOR semi-annually	2.28 annually	Pay	12/18/2029	EUR175,500	—	1,934	1,934
1 day SOFR annually	3.95 annually	Pay	4/19/2029	USD279,487	(50)	2,008	1,958
					(50)	4,616	4,566
1 day CDI at termination	11.00 at termination	Pay	1/4/2027	BRL107,580	—	(1,113)	(1,113)
1 day CDI at termination	9.64 at termination	Pay	1/2/2026	BRL132,519	—	(1,233)	(1,233)
1 day CDI at termination	10.58 at termination	Pay	1/2/2026	BRL181,100	—	(1,188)	(1,188)
1 day SOFR annually	4.02 annually	Receive	4/19/2037	USD69,938	36	(1,917)	(1,881)
1 day CDI at termination	11.25 at termination	Pay	1/4/2027	BRL143,924	—	(1,217)	(1,217)
1 day SOFR annually	3.88 annually	Receive	8/15/2034	USD117,000	23	(1,958)	(1,935)
					59	(8,626)	(8,567)
					9	(4,010)	(4,001)

Abbreviations
BRL	Brazilian Real
CDI	Certificate of interbank deposits
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Value of floating rate index at November 30, 2024 was as follows:

FLOATING RATE INDEX	VALUE
1 day CDI	1.92%
1 day SOFR	4.59
6 month EURIBOR	2.70
Over-the-Counter (“OTC”) interest rate swap contracts outstanding at November 30, 2024 (amounts in thousands)

FLOATING RATE INDEX (a)	FIXED RATE %	PAY/ RECEIVE FLOATING RATE	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS) ($)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
1 day SOFR annually	3.62 annually	Receive	Citigroup Global Markets, Inc.	7/15/2036	USD 112,053	—	282	282
1 day CDI at termination	11.53 at termination	Pay	Citibank, NA	1/4/2027	BRL 113,900	—	(835)	(835)
1 day CDI at termination	11.30 at termination	Pay	Citigroup Global Markets, Inc.	1/4/2027	BRL 143,812	—	(1,186)	(1,186)
1 day SOFR annually	3.46 annually	Pay	Citigroup Global Markets, Inc.	7/15/2028	USD 482,691	—	(1,323)	(1,323)
						—	(3,344)	(3,344)
						—	(3,062)	(3,062)

Abbreviations
BRL	Brazilian Real
CDI	Certificate of interbank deposits

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Value of floating rate index at November 30, 2024 was as follows:

Floating Rate Index	Value
1 day CDI	1.92%
1 day SOFR	4.59
Summary of total OTC swap contracts outstanding as of November 30, 2024 (amounts in thousands):

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Assets
OTC Interest rate contracts outstanding	—	282
Liabilities
OTC Interest rate contracts outstanding	—	(3,344)

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2024.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$14,009	$3,657	$17,666
United States	—	32,598	—	32,598
Total Asset-Backed Securities	—	46,607	3,657	50,264
Collateralized Mortgage Obligations
United States	—	18,358	9,696	28,054
Commercial Mortgage-Backed Securities
United States	—	59,694	9,824	69,518
Common Stocks
France	—	1,488	—	1,488
Luxembourg	—	—	1,080	1,080
United States	2,114	—	997	3,111
Total Common Stocks	2,114	1,488	2,077	5,679
Convertible Bonds	—	164,667	—	164,667
Convertible Preferred Stocks	—	—	2,056	2,056
Corporate Bonds
Australia	—	17,579	—	17,579
Austria	—	3,510	—	3,510
Belgium	—	16,163	—	16,163
Brazil	—	20,315	—	20,315
Canada	—	29,770	—	29,770
Chile	—	3,409	—	3,409
China	—	4,059	—	4,059
Colombia	—	2,429	—	2,429
Denmark	—	15,012	—	15,012
Finland	—	931	—	931
France	—	155,019	—	155,019
Germany	—	80,281	—	80,281
India	—	6,264	—	6,264
Indonesia	—	10,382	—	10,382
Ireland	—	64,882	—	64,882
Italy	—	120,198	—	120,198
Japan	—	9,356	—	9,356
Kazakhstan	—	10,216	—	10,216
Kuwait	—	2,521	—	2,521
Luxembourg	—	27,203	— (a)	27,203
Malaysia	—	4,236	—	4,236
Mexico	—	29,675	—	29,675
Morocco	—	2,241	—	2,241
Netherlands	—	40,121	—	40,121
Norway	—	5,889	—	5,889

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Portugal	$—	$12,594	$—	$12,594
South Africa	—	7,600	—	7,600
Spain	—	79,390	—	79,390
Sweden	—	22,005	—	22,005
Switzerland	—	23,480	—	23,480
United Arab Emirates	—	2,475	—	2,475
United Kingdom	—	157,447	—	157,447
United States	—	1,203,287	1,077	1,204,364
Total Corporate Bonds	—	2,189,939	1,077	2,191,016
Foreign Government Securities	—	493,869	—	493,869
Loan Assignments
Canada	—	2,234	—	2,234
United States	—	99,506	913	100,419
Total Loan Assignments	—	101,740	913	102,653
Mortgage-Backed Securities	—	307,980	—	307,980
Preferred Stocks	—	—	430	430
Supranational	—	15,666	—	15,666
Warrants	—	—	215	215
Short-Term Investments
Investment Companies	239,167	—	—	239,167
Total Investments in Securities	$241,281	$3,400,008	$29,945	$3,671,234
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$24,412	$—	$24,412
Futures Contracts	12,109	—	—	12,109
Swaps	—	4,898	—	4,898
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(10,358)	—	(10,358)
Futures Contracts	(10,649)	—	—	(10,649)
Swaps	—	(14,663)	—	(14,663)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$1,460	$4,289	$—	$5,749

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2024
Investments in Securities:
Asset-Backed Securities	$1,121	$—	$7	$1	$3,600	$(1,072)	$—	$—	$3,657
Collateralized Mortgage Obligations	13,102	—	126	— (a)	—	(3,532)	—	—	9,696
Commercial Mortgage-Backed Securities	9,625	—	200	(1)	—	—	—	—	9,824
Common Stocks	2,170	—	(108)	—	15	—	—	—	2,077

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2024
Convertible Preferred Stocks	$2,174	$(178)	$(1,707)	$—	$2,063	$(296)	$—	$—	$2,056
Corporate Bonds	2,112	(803)	1,087	12	798	(2,260)	131	—	1,077
Loan Assignments	743	—	(131)	39	263	(1)	—	—	913
Preferred Stocks	237	(2)	195	—	—	—	—	—	430
Warrants	568	—	(353)	—	—	—	—	—	215
Total	$31,852	$(983)	$(684)	$51	$6,739	$(7,161)	$131	$—	$29,945

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2024, which were valued using significant unobservable inputs (level 3) amounted to $125.
There were no significant transfers into or out of level 3 for the period ended November 30, 2024.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$57	Discounted Cash Flow	Constant Prepayment Rate	8.00% (8.00%)
			Yield (Discount Rate of Cash Flows)	7.89% (7.89%)
Asset-Backed Securities	57
	372	Terms of Restructuring	Expected Recovery	8.41% - 100.00% (75.98%)
	541	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	26.08% (26.08%)

Loan Assignments	913
	2,056	Market Comparable Companies	EBITDA Multiple (b)	8.25x (8.25x)

Convertible Preferred Stocks	2,056
	799	Terms of Restructuring	Expected Recovery	0.00% - 90.00% (68.63%)

Corporate Bonds	799
Total	$3,825

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2024, the value of these investments was $26,120. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
As of November 30, 2024, the Fund held restricted securities, other than securities sold to the Funds under Rule 144A and/or Regulation S under the Securities Act, as follows:
Security	Acquisition Date	Cost	Market Value	Percentage of Fund's Net Assets
Claire's Stores, Inc.	11/28/2018	$1,064	$1	0.0%
Claire's Stores, Inc.	10/3/2018	1,867	2,056	0.1%
		$2,931	$2,057
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2024	Shares at November 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.60% (a) (b)	$234,833	$1,076,775	$1,072,460	$24	$(5)	$239,167	239,072	$9,126	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2024.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on futures contracts on the Statements of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statements of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOIs, while cash deposited, which is considered restricted, is recorded on the Statements of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statements of Assets and Liabilities.
The use of futures contracts exposes the Funds to . The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Funds' futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts

JPMorgan Global Bond Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(Dollar values in thousands)
negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
Interest Rate Swaps
The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically based on a fixed interest rate.